Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Trading Symbol	RACK
Entity Registrant Name	RACKWISE, INC.
Entity Central Index Key	0001476638
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 198,677	$ 47,366	$ 4,890
Accounts receivable	110,763	1,044,999	876,729
Prepaid expenses and other current assets	124,681	39,053	65,939
Total current assets	434,121	1,131,418	947,558
Property and equipment, net	97,772	84,223	76,650
Intangible assets, net	164,091	198,126	176,557
Deposits and other assets	22,132	17,941	15,153
Total Assets	718,116	1,431,708	1,215,918
Current Liabilities:
Accounts payable	1,327,391	868,895	787,697
Accounts payable - related parties	385,874	282,237	40,000
Due to factor	341,060	946,790	746,888
Accrued expenses	983,493	589,765	219,040
Accrued interest	7,023	368,950	19,582
Accrued interest - related parties		368,950	20,790
Current portion of notes payable			200,000
Notes payable, net of debt discount - related parties	50,000	2,764,741	354,758
Derivative liabilities - related parties		1,645,852	1,328,784
Current portion of capital lease obligations	6,255	7,074	6,483
Deferred revenues	548,425	903,158	700,536
Other current liabilities	21,991	22,005	14,547
Total current liabilities	3,671,512	8,399,467	4,439,105
Notes payable, non-current portion		100,000	100,000
Capital lease obligations, non-current portion		4,420	11,495
Total Liabilities	3,671,512	8,503,887	4,550,600
Commitments and Contingencies
Stockholders' Deficiency:
Preferred stock
Common stock	8,255	3,885
Additional paid-in capital	26,461,941	18,117,348
Note receivable - stockholder		(187,717)	(187,717)
Accumulated deficit	(29,423,592)	(25,005,695)	(20,916,037)
Total Stockholders' Deficiency	(2,953,396)	(7,072,179)	(3,334,682)
Total Liabilities and Stockholders' Deficiency	718,116	1,431,708	1,215,918
Scenario, Previously Reported
Stockholders' Deficiency:
Common stock		30,676	30,625
Additional paid-in capital		18,090,557	17,738,447
Total Stockholders' Deficiency		$ (7,072,179)

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for factoring fees	$ 38,418	$ 160,551	$ 89,341
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	300,000,000	300,000,000
Common stock, issued	82,547,775	38,846,743
Common stock, outstanding	82,547,775	38,846,743
Scenario, Previously Reported
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, authorized		2,000,000	2,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, authorized		50,000,000	50,000,000
Common stock, issued		30,676,325	30,624,689
Common stock, outstanding		30,676,325	30,624,689

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 664,822	$ 668,378	$ 1,461,403	$ 1,769,703	$ 2,608,809	$ 2,665,874
Direct cost of revenues	63,746	91,333	162,217	262,894	362,768	524,540
Gross Profit	601,076	577,045	1,299,186	1,506,809	2,246,041	2,141,334
Operating Expenses
Sales and marketing	445,079	445,304	1,022,654	1,202,024	1,570,519	1,639,195
Research and development	271,818	211,405	717,091	736,811	948,636	1,030,288
Transaction expenses	882,403		882,403
General and administrative	1,067,470	550,895	2,324,266	1,531,929	2,219,481	2,031,691
Total Operating Expenses	2,666,770	1,207,604	4,946,414	3,470,764	4,738,636	4,701,174
Loss From Operations	(2,065,694)	(630,559)	(3,647,228)	(1,963,955)	(2,492,595)	(2,559,840)
Other Income (Expense)
Interest, net	(49,550)	(119,757)	(332,940)	(310,886)	(416,428)	(2,285,229)
Amortization of debt discount	(123,117)	(644,102)	(632,380)	(1,585,152)	(1,980,224)	(344,297)
Amortization of deferred financing costs	(179,062)		(347,632)
Gain (loss) on change in fair value of derivative liabilities	165,063	(107,729)	542,283	714,893	787,433	128,600
Other income (expenses)					12,156	94,829
Total other income (expenses)	(186,666)	(871,588)	(770,669)	(1,181,145)	(1,597,063)	(2,406,097)
Net Loss	(2,252,360)	(1,502,147)	(4,417,897)	(3,145,100)	(4,089,658)	(4,965,937)
Net Loss Per Common Share - Basic and Diluted	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.08)
Dividend - Convertible preferred stock						(135,852)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	44,746,997	40,436,250	41,905,720	40,418,103
Net loss attributable to common stockholders					$ (4,089,658)	$ (5,101,789)

Condensed Consolidated Statement of Changes in Stockholders' Deficiency (USD $)	9 Months Ended	12 Months Ended										12 Months Ended	9 Months Ended	12 Months Ended									12 Months Ended		9 Months Ended	12 Months Ended									12 Months Ended		9 Months Ended				9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Bonds	Dec. 31, 2009 Convertible Notes Payable	Dec. 31, 2010 Accrued Interest	Dec. 31, 2009 Accrued Interest	Dec. 31, 2009 Accrued commissions	Dec. 31, 2009 Preferred Stock Dividends	Dec. 31, 2009 Issuance of additional shares Convertible Notes Payable	Dec. 31, 2008 Preferred stock	Dec. 31, 2009 Preferred stock	Sep. 30, 2011 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2009 Common stock Preferred stock	Dec. 31, 2009 Common stock Bonds	Dec. 31, 2009 Common stock Convertible Notes Payable	Dec. 31, 2010 Common stock Accrued Interest	Dec. 31, 2009 Common stock Accrued Interest	Dec. 31, 2009 Common stock Accrued commissions	Dec. 31, 2009 Common stock Preferred Stock Dividends	Dec. 31, 2010 Common stock Scenario, Previously Reported	Dec. 31, 2009 Common stock Issuance of additional shares Preferred stock	Dec. 31, 2009 Common stock Issuance of additional shares Convertible Notes Payable	Sep. 30, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital Bonds	Dec. 31, 2009 Additional paid-in capital Convertible Notes Payable	Dec. 31, 2010 Additional paid-in capital Accrued Interest	Dec. 31, 2009 Additional paid-in capital Accrued Interest	Dec. 31, 2009 Additional paid-in capital Accrued commissions	Dec. 31, 2009 Additional paid-in capital Preferred Stock Dividends	Dec. 31, 2010 Additional paid-in capital Scenario, Previously Reported	Dec. 31, 2009 Additional paid-in capital Issuance of additional shares Preferred stock	Dec. 31, 2009 Additional paid-in capital Issuance of additional shares Convertible Notes Payable	Sep. 30, 2011 Note Receivable - Stockholder	Dec. 31, 2009 Note Receivable - Stockholder	Dec. 31, 2008 Note Receivable - Stockholder	Dec. 31, 2010 Note Receivable - Stockholder Scenario, Previously Reported	Sep. 30, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit Scenario, Previously Reported	Dec. 31, 2009 Accumulated Deficit Issuance of additional shares Preferred stock
Beginning Balance (in shares)											699,301		38,846,743	2,726,704								30,676,325
Beginning Balance	$ (7,072,179)	$ (3,334,682)	$ (12,984,842)								$ 700		$ 3,885	$ 2,727								$ 30,676			$ 18,117,348	$ 17,738,447	$ 3,013,696							$ 18,090,557			$ (187,717)	$ (187,717)	$ (187,717)	$ (187,717)	$ (25,005,695)	$ (20,916,037)	$ (15,814,248)	$ (25,005,695)
Conversion into shares of common stock (in shares)												(699,301)	28,901,267		699,301	17,478,535	4,754,682	51,636	1,517,745	616,477	534,507		197,560	2,080,407
Conversion into shares of common stock	6,439,090			7,398,000	2,435,000	16,066	2,075,870	385,000	333,808	663,650		(700)	2,890		700	17,479	4,755	51	1,518	616	534		197	2,080	6,436,200			7,380,521	2,430,245	16,015	2,074,352	384,384	333,274		62,825	661,570									(63,022)
Exercise of options (in shares)														18,771
Exercise of options			9,197											19													9,178
Stock-based compensation	255,799	216,600	252,854																						255,799	216,600	252,854
Exercise of warrants (in shares)													1,609,747
Exercise of warrants	3,045												161												2,884
Issuance of common stock and warrants - private placement, net (in shares)													3,190,000
Issuance of common stock and warrants - private placement, net	513,093												319												512,774
Reclassification of derivative liability to equity	1,133,186																								1,133,186
Outstanding common stock of Rackwise, Inc. at the time of the exchange (in shares)													10,000,018
Outstanding common stock of Rackwise, Inc. at the time of the exchange													1,000												(1,000)
Forgiveness of note receivable - stockholder	187,717																																				187,717
Warrants issued in connection with convertible notes	4,750	119,495	1,135,548																						4,750	119,495	1,135,548
Dividend to preferred stock holders			(72,830)																																								(72,830)
Net loss	(4,417,897)	(4,089,658)	(4,965,937)																																						(4,417,897)	(4,089,658)	(4,965,937)
Ending Balance (in shares)											699,301		82,547,775	30,624,689								30,676,325
Ending Balance	$ (2,953,396)	$ (7,072,179)	$ (3,334,682)								$ 700		$ 8,255	$ 30,625								$ 30,676			$ 26,461,941	$ 18,117,348	$ 17,738,447							$ 18,090,557				$ (187,717)	$ (187,717)	$ (187,717)	$ (29,423,592)	$ (25,005,695)	$ (20,916,037)	$ (25,005,695)

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net loss	$ (4,417,897)		$ (3,145,100)	$ (4,089,658)	$ (4,965,937)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	37,653		46,941	60,540	61,473
Amortization of intangible assets	104,057		124,033	160,044	161,825
Stock-based compensation	255,799		129,584	216,600	252,854
Forgiveness of note receivable - stockholder	187,717
Change in fair value of derivative liabilities	(542,283)		(714,893)	(787,433)	(128,600)
Interest - issuance of warrants upon conversion of debt					1,034,981
Interest - issuance of additional shares to note holders					663,650
Amortization of debt discount	632,380		1,585,150	1,980,224	344,297
Amortization of deferred financing costs	347,632
Provision for factoring fees	(122,133)		(62,954)	71,210	89,341
Changes in operating assets and liabilities:
Accounts receivable	1,056,369		616,965	(239,480)	(535,785)
Prepaid expenses and other current assets	(85,628)		(3,753)	26,886	13,236
Accounts payable	458,496		(10,356)	81,198	709,398
Accounts payable - related parties	103,637		218,110	242,237	(290,000)
Due to factor	(605,730)		(373,800)	199,902	746,888
Accrued expenses	393,728		160,922	370,725	(171,161)
Accrued interest				(3,516)	(173,069)
Accrued interest - related parties	326,429		236,776	348,160	597,823
Deferred revenues	(354,733)		(49,633)	202,622	(30,998)
Other current liabilities	(14)			7,456	14,547
Deposits and other assets	(4,191)		(2,789)	(2,788)	9,608
Total Adjustments	2,189,185		1,900,303
Net Cash Used in Operating Activities	(2,228,712)		(1,244,797)	(1,155,071)	(1,595,359)
Cash Flows From Investing Activities
Acquisition of property and equipment	(51,202)		(63,173)	(68,113)	(28,245)
Acquisition of intangible assets	(70,022)		(134,956)	(181,613)	(114,750)
Net cash used in investing activities	(121,224)		(198,129)	(249,726)	(142,995)
Cash Flows From Financing Activities
Proceeds from exercise of options					9,196
Proceeds from notes payable	2,337,980		1,653,759	1,653,757	1,679,000
Repayment of notes payable			(200,000)	(200,000)
Deferred financing costs	(347,632)
Proceeds from warrant exercise	3,045
Issuance of common stock and warrants, net	513,093	[1]
Payment of capital lease obligations	(5,239)		(4,809)	(6,484)	(5,942)
Net Cash Provided by Financing Activities	2,501,247		1,448,950	1,447,273	1,682,254
Net increase (decrease) in cash and cash equivalents	151,311		6,024	42,476	(56,100)
Cash and cash equivalents - beginning of period	47,366		4,890	4,890	60,990
Cash and cash equivalents - end of period	198,677		10,914	47,366	4,890
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest				25,001
Non-cash financing activites:
Conversion of notes payable into shares of common stock	5,750,753				9,833,000
Conversion of preferred stock into shares of common stock					2,000,000
Conversion of accrued interest into shares of common stock	688,337		13,566	16,066	2,075,870
Reclassification of derivative liabilities into equity	1,133,186
Conversion of preferred dividend payable into shares of common stock					333,808
Warrants issued in connection with convertible notes	4,750		119,495
Conversion of accrued commissions into shares of common stock					$ 385,000

[1]	Gross proceeds of $797,500, less issuance costs of $284,407.

Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	9 Months Ended
Sep. 30, 2011
Gross proceeds from issuance of common stock and warrants	$ 797,500
Issuance cost	$ 284,407

Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization and Nature of Business
Note 1 – Organization, Operations, and Basis of Presentation

Organization and Operations

Rackwise, Inc., formerly Visual Network Design, Inc. (“Rackwise” or the “Company”), is headquartered in San Francisco, California with offices in Las Vegas, Nevada; El Segundo, California; and Research Triangle, North Carolina. The Company creates Microsoft applications for network infrastructure administrators that provide for the modeling, planning, and documentation of data centers. The Company sells its applications in four primary products: Rackwise Standard Edition, Rackwise Enterprise Edition, Rackwise Data Center Manager and Rackwise Web edition.

On August 24, 2010, Cahaba Pharmaceuticals, Inc., a Nevada corporation formed on August 20, 2010 (“Cahaba”) merged with MIB Digital, Inc., a Florida corporation formed on September 23, 2009. Cahaba was the survivor in the merger and the principal purpose of the merger was to change the domicile of the company from Florida to Nevada. On July 8, 2011, Cahaba merged with Visual Network Design, Inc., a Nevada corporation. Cahaba was the survivor in the merger but changed its name in the merger to Visual Network Design, Inc. (“Visual”).  On September 29, 2011, Visual merged with Rackwise, Inc., a Nevada corporation formed on September 28, 2011. Visual Network Design, Inc. was the survivor in the merger, but changed its name in the merger to Rackwise, Inc. The sole purpose of the Cahaba to Visual and Visual to Rackwise mergers was to change the company’s name.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the condensed financial statements of the Company as of September 30, 2011. The results of operations for the three and nine months ended September 30, 2011 are not necessarily indicative of the operating results for the full year. It is recommended that these condensed financial statements be read in conjunction with the financial statements and related disclosures for the year ended December 31, 2010 included in the Current Report on Form 8-K filed with the SEC on September 27, 2011. The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required further adjustment or disclosure in the unaudited condensed financial statements.

Reverse Merger

On September 21, 2011, the Company and its wholly-owned subsidiary executed a reverse merger agreement with an operating company (the “Merger Agreement”). Pursuant to the Merger Agreement and following the Offering (see below), the stockholders of the operating company received an aggregate of 72.7% of the common stock of the Company as a result of converting each share of common stock of the operating company for (1) approximately 1.27 shares of common stock in the Company (the “Merger Shares”); and (2) approximately 1.27 warrants, each to purchase one-half share of common stock in the Company (the “Merger Warrants”).

An indemnification representative for the operating company’s stockholders executed an Escrow Agreement, whereby it was agreed that 5% of the Merger Shares (3,000,000 shares) due to the operating company’s stockholders would be held in escrow for a two year period. In addition, a Lock-Up Agreement requires that officers, directors, key employees and holders of 10% or more of the Company’s common stock (1) not sell or otherwise transfer their shares for a period of eighteen months; and (2) not register their shares for a period of two years.

The Merger Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock and are identical to the Investor Warrants (see below) in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; (ii) the Company may redeem the Merger Warrants only if they are eligible to be exercised on a cashless basis; and (iii) they are only exercisable on a cashless basis in connection with a redemption of the Merger Warrants and only commencing one year after the date of filing the Current Report on Form 8-K with the SEC regarding the reverse merger.

For financial reporting purposes, the reverse merger represents a capital transaction of the operating company rather than a business combination, because the sellers of the operating company controlled the combined company immediately following the completion of the transaction. The operating company was deemed to be the accounting acquirer in the transaction and, consequently, the transaction was treated as a recapitalization of the operating company.  Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of the operating company and were recorded at the historical cost basis of the operating company. The public holding company had no assets, liabilities or results of operations as of the date of the acquisition.  The number of shares issued and outstanding and additional paid-in capital of the Company have been retroactively adjusted to reflect the equivalent number of shares issued by the Company in the reverse merger, while the operating company’s historical equity is being carried forward. All costs attributable to the reverse merger were expensed as transaction costs.

Note 1 - Organization and Nature of Business

Visual Network Design Inc. (dba Rackwise) (the ”Company”) was incorporated in the State of Delaware on January 8, 2003, and is headquartered in San Francisco, California with offices in El Segundo, California; Las Vegas, Nevada; and Research Triangle, North Carolina.  The Company creates Microsoft applications for network infrastructure administrators that provide for the modeling, planning, and documentation of data centers. The Company sells its applications in four primary products: Rackwise Standard Edition, Rackwise Enterprise Edition, Rackwise Data Center Manager and Rackwise Web edition.

Liquidity, Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Liquidity, Going Concern and Management's Plans
Note 2 - Liquidity, Going Concern and Management’s Plans

The Company, inclusive of the operating company, has incurred substantial recurring losses since its inception. The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company has available cash of approximately $199,000 at September 30, 2011. During the nine months ended September 30, 2011 and 2010, the Company used approximately $2,229,000 and $1,245,000 of cash in operating activities. The Company’s working capital deficiency was approximately $3,237,000 as of September 30, 2011. The Company’s accumulated deficit and stockholders’ deficiency at September 30, 2011 was approximately $29,424,000 and $2,953,000, respectively.

Concurrently with the September 21, 2011 reverse merger, the Company commenced a private placement offering which was completed on November 21, 2011. The Company sold an aggregate of approximately 20,311,000 units of its securities, consisting of approximately 20,311,000 shares of common stock and common stock purchase warrants to purchase approximately 10,156,000 shares of common stock.  Each unit was sold at a price of $0.25 per unit for gross proceeds of approximately $5,078,000, which included the conversion of the full $2,275,000 of principal amount, plus accrued interest, of the outstanding bridge notes.

Subsequently, in December 2011 and January 2012, the Company completed closings of another private placement offering pursuant to which the Company sold an aggregate of approximately 8,269,000 units of its securities, consisting of approximately 8,269,000 shares of common stock and common stock purchase warrants to purchase approximately 2,067,000 shares of common stock.  Each unit was sold at a price of $0.375 per unit for gross proceeds of approximately $3,101,000.

This capital will be utilized to fund (1) $180,000 – $240,000 per annum of recurring legal and accounting expenses as a result of being a public company and (2) the Company’s existing operating deficits while an investment is made in the sales, R&D and support functions, which management believes will enable the Company to broaden product line(s) and enhance marketing efforts to increase revenues and generate operating surpluses by the end of 2012. The Company does not currently anticipate any material capital expenditures. As of January 13, 2012, management believes there is enough cash on hand to sustain operations for a period of not less than twelve months.

Note 2 - Liquidity, Going Concern and Management’s Plans

The Company has incurred substantial recurring losses since its inception. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company had available cash of approximately $47,000 at December 31, 2010. During the years ended December 31, 2010 and 2009, the Company used cash in operating activities of approximately $1,155,000 and $1,595,000, respectively.  The Company’s working capital deficiency was approximately $6,696,000 as of December 31, 2010. The Company’s accumulated deficit and stockholders’ deficiency at December 31, 2010 was approximately $25,006,000 and $7,072,000, respectively.  Beginning in August 2009, the Company entered into various convertible note agreements with the Company’s stockholders for an aggregate borrowing of $3,333,000. In order to fund the Company’s current and future cash requirements, management of the Company has entered into agreements to raise additional funds through Convertible Bridge Note transactions, a reverse merger agreement with a public company and the public company’s concurrent equity financing (see Note 19). The management of the Company is in the process of exploring the market to increase its existing revenues and reduce operating expenditures.  The Company believes it will be successful in these efforts; however, there can be no assurance the Company will be successful in raising additional debt or equity financing to fund its operations on terms agreeable to the Company. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company were unable to continue as a going concern.

Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Significant Accounting Policies
Note 3 - Significant Accounting Policies

Accounts Receivable and Allowance for Doubtful Accounts

The Company recognizes an allowance for doubtful accounts to ensure that accounts receivable are not overstated due to uncollectibility. At the time accounts receivable are originated, the Company considers a reserve for doubtful accounts based on the creditworthiness of customers.  The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses.  The allowance is management’s best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis.  During the three and nine months ended September 30, 2011 and 2010, the Company’s losses from bad debts were not material. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance.

In addition, the Company also factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 2% to 30% depending on the actual timing of the collection.  The actual recognition of such fees may differ from the estimates depending upon the timing of collections.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and reported amounts of revenues and expenses in the condensed financial statements and the accompanying notes. Actual results could differ from those estimates. The significant estimates and assumptions of the Company are stock-based compensation, the useful lives of fixed assets and intangibles, depreciation and amortization, the allowances for factoring fees and income taxes, and the fair value of derivative liabilities and warrants.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the binomial lattice options pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are deposited with major financial institutions. At times, such deposits may be in excess of the Federal Deposit Insurance Corporation insurable amount. The Company generally does not require collateral from its customers and generally requires payment in 30 days. The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary. Historically, such losses have been within management’s expectations.

Revenues derived from customers in the United Kingdom were denominated in U.S. dollars and were approximately $40,000 and $53,000 during the three and nine months ended September 30, 2011, respectively, and were approximately $93,000 and $233,000 during the three and nine months ended September 30, 2010, respectively. Revenues derived from customers in Austria were denominated in U.S. dollars and were approximately $0 and $20,000 during the three and nine months ended September 30, 2011, respectively, and were approximately $0 and $6,000 during the three and nine months ended September 30, 2010, respectively. All remaining revenues were derived from customers in the United States of America.

For the three and nine months ended September 30, 2011, one customer accounted for 29% and 13% of total revenues, respectively. For the three months ended September 30, 2010, three customers accounted for 24%, 19% and 11% of total revenues, respectively. For the nine months ended September 30, 2010, one customer accounted for 10% of total revenues.

Intangible Assets

All of the Company’s intangible assets consist of shapes acquired from a graphics designer for its database library that are schematics of specific computer equipment.  These shapes are utilized in its software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network.  For example, its software’s graphical user interface displays a unique shape for each make and model of a computer server. Intangible assets are recorded at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of 2.5 years.

Revenue Recognition

In accordance with ASC topic 985-605, “Software Revenue Recognition,” perpetual license revenue is recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. Delivery is considered to have occurred when title and risk of loss have been transferred to the customer, which generally occurs after a license key has been delivered electronically to the customer. The Company’s perpetual license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

In the case of the Company’s (a) subscription-based licenses, and (b) maintenance arrangements, when sold separately, revenues are recognized ratably over the service period. The Company defers revenue for software license and maintenance agreements when cash has been received from the customer and the agreement does not qualify for recognition under ASC Topic 985-605.  Such amounts are reflected as deferred revenues in the accompanying financial statements.  The Company’s subscription license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

The Company provides professional services to its customers. Such services, which include training, installation, and implementation, are recognized when the services are performed. The Company also provides volume discounts to various customers. In accordance with ASC Topic 985-605, the discount is allocated proportionally to the delivered elements of the multiple-element arrangement and recognized accordingly.

For software arrangements with multiple elements, which in its case are comprised of (1) licensing fees, (2) professional services, and (3) maintenance/support, revenue is recognized dependent upon whether vendor specific objective evidence (“VSOE”) of fair value exists for separating each of the elements. The Company determined that VSOE exists for both the delivered and undelivered elements of its multiple-element arrangements.  The Company limits its assessment of fair value to either (a) the price charged when the same element is sold separately or (b) the price established by management having the relevant authority.  There may be cases, however, in which there is objective and reliable evidence of fair value of the undelivered item(s) but no such evidence for the delivered item(s). In those cases, the residual method is used to allocate the arrangement consideration, if and only if, (a) all other revenue recognition criteria are met and (b) the fair value of the undelivered elements is less than the total arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered item(s) equals the total arrangement consideration less the aggregate fair value of the undelivered item(s).

The Company manages the business as a single segment, but it has revenues from multiple sources.  Management does not segregate the direct cost of revenue by the revenue source.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, including cash and cash equivalents, receivables, accounts payable, accrued expenses and deferred revenue, approximated fair value as of the balance sheet dates presented, because of the relatively short maturity dates on these instruments. The carrying amounts of the financing arrangements approximate fair value as of the balance sheet date presented, because interest rates on these instruments approximate market interest rates after consideration of stated interest rates, anti-dilution protection and associated warrants.

Deferred Financing Costs

The Company has recorded deferred financing costs as a result of professional fees incurred by the Company in conjunction with its debt financing activities. These costs are being amortized over the shorter of (a) the term of the related debt or (b) the expected conversion date of the debt into equity instruments.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

Net Loss Per Common Share

Basic net loss per share is computed by dividing the net loss applicable to common shares by the weighted average number of common shares outstanding during the period. Weighted average shares outstanding for the three and nine months ended September 30, 2011 (1) includes the weighted average underlying shares exercisable with respect to the issuance of 1,609,747 warrants exercisable at less than $0.01 per share; and (2) excludes the weighted average impact of the 3,000,000 escrowed shares. In accordance with the accounting literature, (1) the Company has given effect to the issuance of these warrants in computing basic net loss per share because the underlying shares are issuable for little or no cash consideration; and (2) the Company has excluded the impact of the escrowed shares because they are contingently returnable. Diluted net loss per common share adjusts basic net loss per common share for the effects of potentially dilutive financial instruments, only in the periods in which such effects exist and are dilutive. At September 30, 2011, outstanding stock warrants to purchase 36,558,880 shares of common stock were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive. At September 30, 2010, outstanding stock options and warrants to purchase 14,088,561 and 13,231,819 shares of common stock, respectively, were excluded from the calculation of diluted net loss per common share because their impact would have been anti-dilutive.

Note 3 - Significant Accounting Policies

Cash and Cash Equivalents:
The Company considers all highly liquid investments with a maturity of 90 days or less at the date of acquisition to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts:
The Company recognizes an allowance for doubtful accounts to ensure that accounts receivable are not overstated due to uncollectibility. At the time accounts receivable are originated, the Company considers a reserve for doubtful accounts based on the creditworthiness of customers. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management’s best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis. During the years ended December 31, 2010 and 2009, the Company’s losses from bad debts were not material. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance.

In addition, the Company also factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 2% to 30% depending on the actual timing of the collection. The actual recognition of such fees may differ from the estimates depending upon the timing of collections.

Property and Equipment:
Property and equipment are recorded at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the applicable assets ranging from three to five years. Expenditures for maintenance and repairs that do not improve or extend the expected lives of the assets are expensed to operations, while expenditures for major upgrades to existing items are capitalized.

Accounting for Impairment of Long-Lived Assets:
The Company evaluates the recoverability of its long-lived assets in accordance with Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) Topic 360, which requires recognition of impairment of long-lived assets in the event an indication of impairment exists and the net book value of such assets exceeds the expected future net cash flows attributable to such assets.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of their carrying amount or fair value less the cost to sell.  As of December 31, 2010, management does not believe there has been any impairment of long-lived assets.

Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and reported amounts of revenues and expenses in the financial statements and the accompanying notes.  Actual results could differ from those estimates. The significant estimates and assumptions of the Company are stock-based compensation, the useful lives of fixed assets and intangibles, depreciation and amortization, the allowance for factoring fees and income taxes, and the fair value of derivative liabilities and warrants.

Fair Value of Financial Instruments:
The carrying amounts of financial instruments, including cash and cash equivalents, receivables, accounts payable, accrued expenses and deferred revenue, approximated fair value as of the balance sheet date presented, because of the relatively short maturity dates on these instruments.  The carrying amounts of the financing arrangements issued approximate fair value as of the balance sheet date presented, because interest rates on these instruments approximate market interest rates after consideration of stated interest rates, anti-dilution protection and associated warrants.

Derivative Financial Instruments:
The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks.  The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives.  For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations.  For stock-based derivative financial instruments, the Company uses the binomial lattice options pricing model to value the derivative instruments at inception and on subsequent valuation dates.  The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period.  Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

Concentration of Credit Risk and Significant Customers:
Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company’s cash and cash equivalents are deposited with major financial institutions.  At times, such deposits may be in excess of the Federal Deposit Insurance Corporation insured amount.  The Company generally does not require collateral from its customers and generally requires payment in 30 days.  The Company evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary.  Historically, such losses have been within management’s expectations.

Revenues derived from customers in the United Kingdom were denominated in U.S. dollars and were approximately $233,000 and $81,000 during the years ended December 31, 2010 and 2009, respectively. Revenues derived from customers in Austria were denominated in U.S. dollars and were approximately $14,000 and $25,000 during the years ended December 31, 2010 and 2009, respectively. Revenues derived from customers in Australia were denominated in U.S. dollars and were approximately $49,000 and $267,000 during the years ended December 31, 2010 and 2009, respectively. Revenues derived from customers in Canada were denominated in U.S. dollars and were approximately $74,000 and $0 during the years ended December 31, 2010 and 2009, respectively. All remaining revenues were derived from customers in the United States of America. All of the Company’s long-lived assets are located in the United States of America.

Capitalized Software Development Costs:
The Company capitalizes software development costs in accordance with FASB issued ASC Topic 985 “Software”. Capitalization of software development costs begins upon the determination of technological feasibility.  The determination of technological feasibility and the ongoing assessment of the recoverability of these costs requires considerable judgment by management with respect to certain external factors, including anticipated future gross product revenues, estimated economic life and changes in hardware and software technology.  Historically, software development costs incurred subsequent to the establishment of technological feasibility have not been material.

Intangible Assets:
All of the Company’s intangible assets consist of shapes acquired from a graphics designer for its database library that are schematics of specific computer equipment.  These shapes are utilized in the Company’s software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network.  For example, its software’s graphical user interface displays a unique shape for each make and model of a computer server. Intangible assets are recorded at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of 2.5 years.

Revenue Recognition:
In accordance with ASC Topic 985-605, “Software Revenue Recognition”, perpetual license revenue is recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured. Delivery is considered to have occurred when title and risk of loss have been transferred to the customer, which generally occurs after a license key has been delivered electronically to the customer. The Company’s perpetual license agreements do not (a) provide for a right of return, (b) contain acceptance clauses or (c) contain refund provisions.

In the case of the Company’s (a) subscription-based licenses and (b) maintenance arrangements when sold separately, revenues are recognized ratably over the service period. The Company defers revenue for software license and maintenance agreements when cash has been received from the customer and the agreement does not qualify for recognition under ASC Topic 985-605.  Such amounts are reflected as deferred revenues in the accompanying financial statements. The Company’s subscription license agreements do not (a) provide for a right of return, (b) contain acceptance clauses, or (c) contain refund provisions.

The Company provides professional services to its customers. Such services, which include training, installation, and implementation, are recognized when the services are performed. The Company also provides volume discounts to various customers. In accordance with ASC Topic 985-605, the discount is allocated proportionally to the delivered elements of the multiple-element arrangement and recognized accordingly.

For software arrangements with multiple elements, which in the Company’s case are comprised of (1) licensing fees, (2) professional services, and (3) maintenance/support, revenue is recognized dependent upon whether vendor specific objective evidence (“VSOE”) of fair value exists for separating each of the elements. The Company determined that VSOE exists for both the delivered and undelivered elements of its multiple-element arrangements. The Company limits the assessment of fair value to either (a) the price charged when the same element is sold separately or (b) the price established by management having the relevant authority. There may be cases, however, in which there is objective and reliable evidence of fair value of the undelivered item(s) but no such evidence for the delivered item(s). In those cases, the residual method is used to allocate the arrangement consideration, if and only if, (a) all other revenue recognition criteria are met and (b) the fair value of the undelivered elements is less than the total arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered item(s) equals the total arrangement consideration less the aggregate fair value of the undelivered item(s).

The Company manages the business as a single segment, but it has revenues from multiple sources, as disclosed below.  Management does not segregate the direct cost of revenue by the revenue source.

	For the years ended
	December 31,
	2010	2009

Licensing	$1,139,846	$1,350,082
Subscription	394,164	552,390
Maintenance	852,885	599,903
Professional services	221,914	163,499

Total revenues	$2,608,809	$2,665,874

Research and Development Costs:
Research and development costs are charged to operations as incurred and consist primarily of salaries, consulting services and other direct expenses.

Advertising Costs:
The Company expenses advertising costs to operations as incurred. For the years ended December 31, 2010 and 2009, such costs were not material.

Debt Discount and Amortization of Debt Discount:
Debt discount represents the fair value of embedded conversion options of various convertible debt instruments and attached convertible equity instruments issued in connection with debt instruments. The debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount is included as a component of other expenses in the accompanying statements of operations.

Income Taxes:
Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted.  A valuation allowance is provided when it is more likely than not that a portion or all of a deferred tax asset will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the financial statements if such positions are more likely than not of being sustained. The Company’s major jurisdictions are Federal and the State of California, which remain subject to examination from and including the year 2007 and to 2010. The Company has adopted FASB’s guidance for accounting for uncertainty in income taxes. In accordance with the guidance, interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable. No interest and penalties were recorded during the years ended December 31, 2010 and 2009, respectively.

Stock-Based Compensation:
The Company has a stock option plan which allows for the granting of stock options to its employees and members of the board of directors for a fixed number of shares with an exercise price equal to the fair value of the shares at date of grant.  The Company accounts for these options under ASC Topic 718 “Stock Compensation” (“ASC 718”).  All stock option grants are accounted for using the Black-Scholes fair value method and stock-based compensation expense is recognized as the underlying options or warrants vest.

Recent Accounting Pronouncements:
In June 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This guidance improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position and results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820). This updated accounting guidance establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures, while other amendments change a principle or requirement for fair value measurements or disclosures. The guidance provided by this update becomes effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s financial position and results of operations.

The FASB has published ASU No. 2009-14, Software (Topic 985) - Certain Revenue Arrangements that Include Software Elements and changes the accounting model for revenue arrangements that include both tangible products and software elements. Under this guidance, tangible products containing software components and non-software components that function together to deliver the tangible product’s essential functionality are excluded from the software revenue guidance in Subtopic 985-605, Software-Revenue Recognition.  In addition, hardware components of a tangible product containing software components are always excluded from the software revenue guidance. ASU 2009-14 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this standard is not expected to have a material impact on the Company’s financial position and results of operations.

The FASB has published ASU No. 2009-13, Revenue Recognition (Topic 605) - Multiple Deliverable Revenue Arrangements, which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria in ASC Subtopic 605-25, Revenue Recognition-Multiple-Element Arrangements, for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method and also requires expanded disclosures. FASB ASU No. 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted.  The adoption of this standard is not expected to have an impact on the Company’s financial position and results of operation.

Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment
Note 4 - Property and Equipment

Property and equipment consists of the following at December 31, 2010 and 2009:

	2010	2009
Computer and office equipment	$220,362	$162,316
Furniture and fixtures	12,835	7,768
Computer software	55,363	50,363
	288,560	220,447
Less: Accumulated depreciation	204,337	143,797

Property and equipment, net	$84,223	$76,650

The depreciation expense recorded was $60,540 and $61,473 for the years ended December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company had $11,494 and $17,978 of equipment under capital lease obligations, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets
Note 5 - Intangible Assets

Intangible assets consisted of the following at December 31, 2010 and 2009:

	2010	2009
Computer equipment schematics	$1,639,226	$1,457,613
Less: Accumulated amortization	1,441,100	1,281,056

Intangible assets, net	$198,126	$176,557

All of the Company’s intangible assets consist of shapes acquired from a graphics designer for its database library that are schematics of specific computer equipment.  These shapes are utilized in its software with multiple customers in order to enable them to visualize and differentiate the specific computer equipment in their overall network.  For example, its software’s graphical user interface displays a unique shape for each make and model of a computer server.

The amortization expense for the years ended December 31, 2010 and 2009 was $160,044 and $161,825, respectively. As of December 31, 2010, the average remaining amortization period was 19 months. Future amortization expense of intangible assets is expected to be approximately $124,000 for 2011 and $74,000 for 2012. No amortization expense is expected to be recognized after 2012.

Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accrued Expenses
Note 11 – Accrued Expenses

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In April 2011, the IRS placed a Federal tax lien of approximately $179,000 against the Company in connection with a portion of these unpaid payroll taxes. Additional Federal and State tax liens could be imposed. The Company is currently in discussions with the IRS to implement an installment payment plan.

Accrued expenses consist of the following:

	September 30,	December 31,
	2011	2010
	(unaudited)

Accrued commissions	$2,211	$27,890
Accrued payroll	263,834	95,067
Accrued payroll taxes [1]	567,289	297,622
Accrued vacation	128,997	134,251
Other accrued expenses	21,162	34,935

	$983,493	$589,765

[1] - includes accrual for interest and penalties

Note 6 - Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2010	2009
Accrued commissions	$27,890	$11,118
Accrued payroll	95,067	82,935
Accrued payroll taxes(1)	297,622	-
Accrued vacation	134,251	110,201
Other accrued expenses	34,935	14,786

Total accrued expenses	$589,765	$219,040

(1)	Includes accrual for interest and penalties.

Accrued expenses include liabilities for unpaid payroll taxes along with an estimate of related interest and penalties. In April 2011, the IRS placed a Federal tax lien of approximately $179,000 against the Company in connection with a portion of these unpaid payroll taxes. Additional Federal and State tax liens could be imposed. The Company is currently in discussions with the IRS to implement an installment payment plan.

Note Receivable - Stockholder	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Note Receivable - Stockholder
Note 4 – Note Receivable – Stockholder

The Company held a note receivable from a stockholder for $187,717 as of December 31, 2010, that earned interest at 3.25% per annum. During 2008, the stockholder exercised options to purchase shares of the Company’s common stock. Upon exercise of the options, the stockholder signed a note in favor of the Company for $187,717 to satisfy the exercise price obligation. The note matures on the earlier of December 2013 or upon the sale of the shares by the stockholder. As the loan was used to fund the purchase of Company equity, the related receivable has been classified as a reduction of equity. The interest income for the three months ended September 30, 2011 and 2010 was approximately $1,500 and was $4,600 for the nine months ended September 30, 2011 and 2010.

On July 29, 2011, the Company’s board of directors approved that, immediately prior to, and conditioned upon the effectiveness of the reverse merger, the note receivable of $187,717 from a stockholder of the Company was written-off after being forgiven by the Company and a special bonus of approximately $143,000 was awarded to cover taxes associated with income to the stockholder from the forgiveness of the note.

Note 7 – Note Receivable – Stockholder

The Company holds a note receivable from a stockholder for $187,717 as of December 31, 2010 and 2009 bearing interest at 3.25% per annum.  During 2008, the stockholder exercised options to purchase shares of common stock. Upon exercise of the options, the stockholder signed a note in favor of the Company for $187,717 to satisfy the exercise price obligation. The note matures on the earlier of December 2013 or upon the sale of the shares by the stockholder.  As the loan was used to fund the purchase of Company equity, the related receivable has been classified as a reduction of equity.  The interest income of approximately $6,100 for each of the years ended December 31, 2010 and 2009 is recognized and recorded as part of other expenses in the accompanying statements of operations. As of July 29, 2011, the Company’s board of directors authorized the forgiveness of the note contingent upon the Company entering into a proposed reverse merger (see Note 19).

Capital Lease Obligation	12 Months Ended
Dec. 31, 2010
Capital Lease Obligation
Note 8 – Capital Lease Obligation

The Company leases equipment under a capital lease obligation. Future minimum payments required under the lease are as follows:

Years ending December 31:
2011	$7,801
2012	4,550
12,351
Less: amount representing interest	857
11,494
Less: Current portion of capital lease obligation	7,074
Non-current portion of capital lease obligation	$4,420

Interest expense associated with the capital lease obligation amounted to $1,317 and $1,858 during the years ended December 31, 2010 and 2009, respectively.

Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
All Other Notes Payable
Notes Payable
Note 5 – Notes Payable

In April 2009, the Company issued a $100,000 convertible note payable bearing interest at a rate of 10% per annum which is due in April 2014. The note is secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company. Accrued interest on the note was payable in shares of common stock for the first two years and accordingly, accrued interest for the nine months ended September 30, 2011 and 2010 of $2,500 and $7,500, respectively, was converted into 9,924 and 30,525 shares of common stock, respectively. Interest accrued but not converted into shares of common stock for the three and nine months ended September 30, 2011 was $2,500 and $5,000, respectively. The note is convertible at the option of the holder into a unit, consisting of one share of common stock and a two-year warrant to purchase one-half share of common stock of the Company at an exercise price equal to the effective per-share price of the conversion. The Company calculated the fair value of the embedded conversion option using the binomial lattice options pricing model on the date of issuance and the value of the conversion option was deemed to be immaterial. On September 21, 2011, just prior to the reverse merger, this note and others were converted. See Note 9, Equity – Conversion of Non-Bridge Notes, for additional details.

During the nine months ended September 30, 2011, the Company issued $2,275,000 of Convertible Bridge Notes to third parties which matured between October 2011 and February 2012. The Convertible Bridge Notes bear interest at 10% per annum. The Convertible Bridge Notes are secured in accordance with the terms of a security agreement, whereby the note holders have a security interest in all of the equipment, inventory and goods owned by the Company. On September 21, 2011, upon the closing of the reverse merger, all amounts due plus accrued interest on these Convertible Bridge Notes converted into units of the public company at $0.25 per unit. A unit consists of one share of common stock of the public company and a five-year warrant to purchase half of a share of common stock of the public company at a price of $0.625 per share. See Note 9, Equity – Private Offering, for additional details.

Note 9 – Notes Payable

As of December 31, 2010 and 2009, the Company had the following financing arrangements:

	2010	2009
Two separate $100,000 10% notes payable, due March 31, 2009 and October 7, 2010, respectively. - (A)	$-	$200,000

10% note payable, due April 2014 - (B)	100,000	100,000

	100,000	300,000

Current portion of notes payable	-	200,000

Notes payable, net of current portion	$100,000	$100,000

(A)        In December 2008, the Company issued a $100,000 convertible note payable maturing originally in March 2009. The note bore interest at the rate of 10% per annum. In connection with the issuance of the note, the Company also issued warrants to the note holder to purchase 50,000 shares of Company’s common stock at an exercise price of $1.00 per share. The warrants are exercisable within 5 years from the date of issuance. The Company recorded the relative fair value of the warrants issued in connection with the note of $4,306 using the binomial lattice options pricing model as debt discount and amortized the value through the original term of the note. For the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $0 and $4,306, respectively. There was no beneficial conversion feature recorded for the embedded conversion option of the note by the Company as the effective conversion price of the note was greater than the share price of the common stock. Subsequent to the original maturity date, in September 2009, the maturity date of the note was extended to October 6, 2009. To extend the note, the Company granted an additional warrant to the note holder to purchase 1,074,097 shares of common stock at an exercise price of $0.001 per share. The new warrants were exercisable within 5 years from the date of issuance. The $332,970 fair value of the new warrants issued to extend the term of the note was recorded as an immediate charge to interest expense in the accompanying statements of operations. As of December 31, 2010, the note was fully repaid. As of December 31, 2010 and 2009, accrued interest on the note was $0 and $9,792, respectively.

In January of 2009, the Company issued a $100,000 convertible note payable maturing originally in March 2009. The note bore interest at the rate of 10% per annum. In connection with the issuance of the note, the Company also issued warrants to the note holder to purchase 50,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The warrants are exercisable within 5 years from the date of issuance. The Company recorded the $6,568 fair value of the warrants issued in connection with the note as debt discount and amortized it through the original term of the note. For the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $547 and $6,021, respectively. There was no beneficial conversion feature recorded for the embedded conversion option of the note by the Company as the effective conversion price of the note was greater than the share price of the common stock. As of December 31, 2010 and 2009, accrued interest on the note was $0 and $9,790, respectively. The note was extended by the note holder from the original due date for no additional consideration or change in terms and was fully repaid in April of 2010.

(B)        In April 2009, the Company issued a $100,000 convertible note payable bearing interest at a rate of 10% per annum which is due in April 2014. The note is secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company.  Accrued interest on the note was payable in shares of common stock for the first two years and accordingly, accrued interest for the years ended December 31, 2010 and 2009 of $10,000 and $7,111, respectively, was converted into 31,348 and 20,503 shares of common stock, respectively. The note is convertible at the option of the holder into a unit, which consists of one share of common stock and a two-year warrant to purchase one-half share of common stock of the Company at an exercise price equal to the effective per-share price of the conversion. The Company calculated the fair value of the embedded conversion option using the binomial lattice options pricing model on the date of issuance and the valuation of the conversion option was deemed immaterial.

Related Party Transactions
Notes Payable
Note 6 – Notes Payable - Related Parties

As of September 30, 2011 and December 31, 2010, the Company had the following notes payable outstanding with its related parties:

	September 30,	December 31,
	2011	2010

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (A)	$-	$3,070,520

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (B)	-	182,237

12% convertible note payable to a related party, due August 15, 2011	-	60,000

5% note payable to a related party, due June 10, 2008, the note was in default at September 30, 2011 and December 31, 2010	50,000	50,000

	50,000	3,362,757

Less : Deferred debt discount	-	(598,016)

Notes payable - related parties	$50,000	$2,764,741

(A)
In August of 2009, the Company entered into an agreement (the “Borrowing Agreement”) with a related party to borrow funds at various intervals under terms specified in such Borrowing Agreement. The funds borrowed under the Borrowing Agreement are convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319. In connection with the issuance of the notes, the Company also granted a five-year warrant to purchase 333 shares of the Company’s common stock at an exercise price of $0.319 per share for each $1,000 of principal amount. The Borrowing Agreement is in effect through December of 2011. During the nine month period ended September 30, 2011, the Company obtained funds covered by that Borrowing Agreement for an aggregate borrowing of $60,000. The notes bear interest at 12% per annum and were originally due 12 months from the respective dates of the issuance. The notes are secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company. On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes converted into shares of the Company’s common stock.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the notes on the date of issuance was valued using the binomial lattice options pricing model and recorded as derivative liabilities (see Note 7, Derivative Liabilities – Related Parties). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance aggregated $2,618,202, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the nine months ended September 30, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company is obligated to issue two-year warrants to purchase an aggregate of 12,427,308 shares of the Company’s common stock at an exercise price of $0.252 per share.

(B)
Another related party also received convertible notes and warrants pursuant to the Borrowing Agreement and certain other note agreements. In accordance with these agreements, the Company issued convertible notes equivalent to 5% of the face amount of the convertible notes described in paragraph (A) above and other convertible notes. At September 30, 2011 and December 31, 2010, an aggregate of $185,237 and $128,845 of notes payable had been issued in conjunction with these agreements. These notes are convertible and bear interest as described in paragraph (A) above. On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes converted into shares of the Company’s common stock.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using binomial lattice options pricing model and recorded as derivative liabilities (see Note 7, Derivative Liabilities – Related Parties). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance was $185,237 in the aggregate and was recorded as debt discount. The debt discount was amortized through the term of the note. During the nine months ended September 30, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company is obligated to issue two-years warrants to purchase an aggregate of 638,377 shares of the Company’s common stock at an exercise price of $0.252 per share.

During the three and nine months ended September 30, 2011, the Company recorded aggregate amortization of debt discount of $123,117 and $644,102, respectively, and $632,380 and $1,585,152 during the three and nine months ended September 30, 2010, respectively. At September 30, 2011 and December 31, 2010, the outstanding balance of the unamortized debt discount was $0 and $598,016, respectively.

On September 21, 2011, just prior to the reverse merger, the above convertible notes were converted. See Note 9, Equity – Conversion of Non-Bridge Notes, for additional details.

Note 10 – Notes and Bonds Payable - Related Parties

Outstanding Notes Payable:

As of December 31, 2010 and 2009, the Company had the following notes payable outstanding with its related parties:

	2010	2009
Various 12% convertible notes payable to a related party, due various dates 12 months after issuance. - (A)	$3,070,520	$840,000

Assignment of loans from other related parties and converted into 12% convertible notes payable due various dates 12 months from the date of assignment - (A)	-	680,000

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance. - (B )	182,237	79,000

10% convertible note payable to a related party, due August 14, 2010. - (C)	60,000	60,000

5% note payable to a related party, due June 10, 2008. - (D)	50,000	50,000
	3,362,757	1,709,000

Less : debt discount	598,016	1,354,242

Notes payable - related parties	$2,764,741	$354,758

All of the above notes are due and payable in 2011 and recorded as short-term notes payable in the accompanying balance sheet.

(A)        In August 2009, the Company entered into an agreement (the “Borrowing Agreement”) with a related party to borrow funds at various intervals under terms specified in such Borrowing Agreement. The funds borrowed under the Borrowing Agreement are convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in the aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319. In connection with the notes, the Company also granted a five-year warrant to purchase 333 shares of the Company’s common stock at an exercise price of $0.319 per share for each $1,000 of principal amount. The Borrowing Agreement was in effect through December of 2010.  During the years ended December 31, 2010 and 2009, the Company entered into various notes payable covered by that Borrowing Agreement for an aggregate borrowing of $1,550,520 and $1,520,000, respectively.  In August 2009, certain notes aggregating $680,000 were assigned from other related party note holders and converted into similar notes as per the terms for notes disclosed herein. The notes bear interest at 12% per annum and are due 12 months from the respective dates of issuance. The notes are secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company.  On December 31, 2010, the notes were further extended by the note holders through August 15, 2011 with no change in any other terms of the notes or further consideration. Accrued interest on the notes as of December 31, 2010 and 2009 was $316,097 and $15,042, respectively.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such, in accordance with ASC Topic 815, “ Derivatives and Hedging”  (“ASC 815”), the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and were recorded as derivative liabilities (See Note 11). The fair values of the conversion options and five-year warrants issued in connection with the notes on the date of issuance aggregated to $1,118,760 and $1,468,078 in 2010 and 2009, respectively, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $1,852,398 and $183,510, respectively. At December 31, 2010 and 2009, the outstanding balance of the unamortized debt discount was $550,930 and $1,284,568, respectively. During the years ended December 31, 2010 and 2009, the Company issued five-year warrants to purchase an aggregate of 506,667 and 530,174 shares of common stock, respectively, at an exercise price of $0.319 per share. The fair value of the five-year warrants was recorded as additional debt discount and amortized over the initial term of the note (see Note 15). Upon conversion of these notes, the Company is obligated to issue two-year warrants to purchase an aggregate of 9,625,455 shares of common stock at an exercise price of $0.319 per share.

(B)        Another related party also received convertible notes and warrants pursuant to the Borrowing Agreement and certain other note agreements.  In accordance with these agreements, the Company issued convertible notes equivalent to 5% of the face amount of the convertible notes described in paragraph (A) above.  At December 31, 2010 and 2009, an aggregate of $182,237 and $79,000 of notes payable had been issued in conjunction with this agreement. The notes are convertible, are secured by the assets of the Company and bear interest as described in paragraph (A) above.   On December 31, 2010, these notes were extended to August 15, 2011 with no change in any other terms of the notes.  Accrued interest on the notes as of December 31, 2010 and 2009 was $39,454 and $849, respectively.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such, in accordance with ASC 815, the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and were recorded as derivative liabilities (see Note 11). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance were $105,237 and $79,000, respectively, for 2010 and 2009, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the years ended December 31, 2010 and 2009, the Company recorded amortization of debt discount of $127,281 and $9,875, respectively. At December 31, 2010 and 2009, the outstanding balance of unamortized debt discount was $47,081 and $69,125 respectively.

During the years ended December 31, 2010 and 2009, the Company issued five-year warrants to purchase an aggregate of 506,667 and 530,174 shares of common stock, respectively, at an exercise price of $0.319 per share. The fair value of the five-year warrants was recorded as additional debt discount and amortized over the initial term of the notes (see Note 15).  Upon conversion of these notes, the Company is obligated to issue two-year warrants to purchase an aggregate of 577,545 shares of common stock at an exercise price of $0.319 per share.

(C)        In August 2009, the Company entered into a $60,000 convertible note with a related party under the same agreement referred to above.  The note bears interest at a rate of 12% per annum and was originally due in September 2009, which was further extended through August 15, 2011.  Accrued interest on the note as of December 31, 2010 and 2009 was $8,250 and $2,250, respectively. The note was convertible at the option of holder into a unit of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price of a share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319.

The conversion price of the note is not fixed and determinable on the date of issuance and as such, in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using the binomial lattice options pricing model. The value of the embedded conversion option and the fair value of the five year warrant issued in connection with the notes were deemed immaterial on the date of issuance. During the year ended December 31, 2009, the Company issued five-year warrants to purchase an aggregate of 20,000 shares of common stock at an exercise price of $0.319 per share. Upon conversion of this note the Company is obligated to issue a two-year warrant to purchase an aggregate of 188,088 shares of common stock at an exercise price of $0.319 per share.

(D)        In December 2003, the Company issued a $50,000 note payable to a stockholder. The note bears interest at a rate of 5% per annum and was due in August 2008.  At December 31, 2010 and 2009, the balance outstanding was $50,000.  The note was in default at December 31, 2010 and 2009. Accrued interest related to the note for the years ended December 31, 2010 and 2009 was $5,147 and $2,647, respectively, which is included in accrued interest in the accompanying balance sheet.

Fully Converted Bonds Payable:

During the period from December 2003 through January 2007, the Company entered into a series of 8% convertible bond agreements with a related party, due five years from the date of issuance. The bonds were convertible into a unit of the Company’s securities at a conversion price ranging from $1.60 to $2.68 per unit, which was subject to adjustment from time to time in accordance with the bond agreement. The unit consisted of one share of common stock and one two-year warrant to purchase a one-third share of the Company’s common stock. The warrants were exercisable at the same price at which the bond was convertible on the conversion date. In accordance with ASC 815, instruments which do not have a fixed settlement provision are deemed to be derivative instruments. The 8% convertible bonds did not initially have a fixed settlement provision as the conversion price could have been lowered if the Company had issued securities at lower prices (“reset provisions”) and if the Company did not achieve specific target results as described in the bond agreement. Accordingly the embedded conversion options of the bonds were initially reported as derivative liabilities and the fair value of these liabilities were re-measured at each reporting period thereafter. The fair value of $405,554 at the date of issuance was recorded as a derivative liability and recorded as debt discount. The debt discount was amortized through the earlier of the life of the bond or the conversion date. For the year ended December 31, 2009, the Company recorded amortization of debt discount of $89,277.

The derivative liabilities had no remaining value at December 31, 2008 and accordingly, the change in the fair value of the derivative liability was recorded as gain on change in fair value of derivative liabilities. The fair value of the derivative liabilities on the conversion date was also zero and, accordingly, no gain or loss on change in fair value of derivative liabilities was recorded.

On June 13, 2009 (date of conversion), all of the outstanding principal balance outstanding on the bonds was converted into shares of the Company’s common stock as follows:

			Shares
	Principal Amount of Bond	Original Conversion price	Originally to be issued upon conversion	Additional shares issued due to anti- dilution	Total shares issued upon conversion
8% Series A-2	$1,000,000	$1.60	625,000	1,657,190	2,282,190
8% Series A-3	1,000,000	1.60	625,000	1,560,026	2,185,026
8% Series B	1,000,000	1.77	564,972	1,591,113	2,156,085
8% Series B-2	1,500,000	2.30	652,500	2,561,186	3,213,686
8% Series B-2s	750,000	2.30	326,250	1,366,670	1,692,920
8% Series B-3	2,148,000	2.68	802,097	5,146,531	5,948,628

Total	$7,398,000		3,595,819	13,882,716	17,478,535

On the date of the conversion, the accrued interest on the above bonds was also converted into shares of common stock as follows:

	Accrued interest on the bonds	Total shares issued upon conversion
8% Series A-2	$-	-
8% Series A-3	280,926	236,072
8% Series B	334,162	257,048
8% Series B-2	415,597	248,860
8% Series B-2s	187,500	110,294
8% Series B-3	475,729	243,964

Total	$1,693,914	1,096,238

On the date of conversion of the above bonds, the Company issued two-year warrants to purchase an aggregate of 5,065,448 shares of common stock to the bond holders at exercise prices ranging from $0.36 to $0.47 per share. The fair value of $645,963 relating to the warrants issued to bond holders was calculated using the binomial lattice option pricing model and was recorded as an immediate charge to interest expense on the date of conversion.

In addition, in 2003, the Company also entered into an agreement to pay $10,000 per month to the bond holders in exchange for management and financial consulting services.  On June 13, 2009, the Company had outstanding management fees of $385,000 which was converted into 616,477 shares of common stock at $0.62 per share on the date of the conversion as agreed by the stockholder and the Company.

Fully Converted Notes Payable:

The Company entered into the following transactions with two related party stockholders

(i)        On November 9, 2006, the Company issued a Series B-3 convertible note for a principal amount of $500,000, maturing five years from the date of purchase bearing interest at 8% percent per annum.  The note was convertible into a unit of the Company’s securities at a conversion price $2.68 per unit, which was subject to adjustment from time to time in accordance with the note agreement. The unit consisted of one share of common stock and one two-year warrant to purchase a one-third share of the Company’s common stock. The warrants were exercisable at the same price at which the note was convertible on the conversion date. In accordance with ASC 815, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The 8% convertible note did not initially have a fixed settlement provision as the conversion price could have been lowered if the Company had issued securities at lower prices (“reset provisions”) and if the Company did not achieve specific target results as described in the note agreement. Accordingly, the embedded conversion option of the note was initially reported as a derivative liability and the fair value of this liability was re-measured at each reporting thereafter. The fair value of $19,254 at the date of issuance was recorded as a derivative liability and recorded as deferred debt discount. The debt discount was amortized through the earlier of the life of the bond or the conversion date. For the year ended December 31, 2009, the Company recorded amortization of debt discount of $10,911. The fair value of the derivative liability had no remaining value at December 31, 2008 and accordingly on December 31, 2008, the change in the fair value of derivative liability was recorded as gain on change in fair value of derivative liabilities. On June 13, 2009, the date of conversion, the fair value of the derivative liability on the conversion date was also zero and accordingly no gain or loss due to change in fair value of derivative liabilities was recorded.  The principal balance of $500,000 along with accrued interest of $102,906 was converted into 1,380,226 and 52,772 shares, respectively, on June 13, 2009. In accordance with the note agreement, on the date of the conversion, the Company issued a two-year warrant to purchase 460,074 shares of common stock of the Company exercisable at $0.36 per share. The fair value of the warrants issued upon conversion of $55,209 was immediately recorded as interest expense.

(ii)        On February 27, 2008, the Company entered into a separate convertible note agreement for an aggregate principal amount of $500,000, maturing five years from the date of purchase, and bearing interest at 14% per annum.  On maturity, the note is convertible into shares of commons stock at $0.50 per share. In connection with the issuance of the convertible note, the Company also granted a five-year warrant to purchase 366,000 shares of common stock at an exercise price of $0.50 per share. The Company recorded the relative fair value of warrants of $49,468 using the binomial lattice option pricing model as debt discount to the notes. For the year ended December 31, 2009, the Company recorded amortization of debt discount of $40,399. The effective conversion price of the embedded conversion option was greater than the market price of a share of the Company’s common stock and accordingly no additional debt discount was recorded. On June 13, 2009, the principal balance of the note of $500,000 and the related accrued interest of $90,969 was converted into 1,000,000 and 53,511 shares of common stock, respectively.

(iii)        One of two related party stockholders provided the following loans to the Company for an aggregate principal amount of $1,335,000, each maturing 18 months from its respective date of issuance.  The terms of the notes were as follows:

(a)         On March 24, 2008, the Company issued a note for $200,000, bearing interest at 14% per annum, maturing in 18 months from the date of issuance. On June 13, 2009, the principal amount of the note of $200,000 and the related accrued interest of $34,360, was converted into 320,248 and 55,019 shares of common stock of the Company at an agreed upon conversion price of $0.62 per share.

(b)         Between April 2008 and February 2009, the Company issued notes aggregating $1,135,000 of principal, bearing interest at 10% percent per annum and maturing 18 months from the date of issuance. On June 13, 2009, the principal amount of  $1,085,000 and the related accrued interest of $86,329 was converted into 1,737,344 and 138,233 shares of common stock of the Company, respectively, at an agreed upon conversion price of $0.62 per share. At December 31, 2010 and 2009, the outstanding balance of the note was $50,000.

In March and April of 2008, a related party stockholder, officer and director of the Company provided bridge loans aggregating $100,000 to the Company, each maturing six months from its respective date of issuance and bearing interest at five percent per annum.  On June 13, 2009, the principal amount of loans of $100,000 and the related accrued interest of $6,107 thereon were converted into 160,124 and 9,779 shares of common stock of the Company at $0.62 per share, respectively.

In December of 2003, the same stockholder and officer purchased from the Company a Series A bond for a principal amount of $50,000, maturing five years from the date of purchase and bearing interest at ten percent per annum. On June 13, 2009, the principal amount of $50,000 and the accrued interest of $27,708 of such bond was converted into 156,740 and 34,635 shares of common stock at $0.32 and $0.80 per share, respectively. Upon conversion of the bond, the Company issued 2,080,407 additional shares to the bond holder and the valuation of such shares of $663,650 was recorded by the Company as additional interest.

During the period from June 2008 through November 2008, the Company entered into a series of bridge loans with a related party affiliated with one of the members of the Board of Directors for an aggregate principal amount of $430,000, each maturing 18 months from its respective date of issuance and bearing interest at five percent per annum. In August 2009, the principal amount of $430,000 was assigned to another related party note holder as discussed elsewhere in this note. On June 13, 2009, related accrued interest on the notes aggregating $17,969 was converted into 28,773 shares common stock of the Company at $0.62 per share.

In April 2008, the Company issued two convertible notes for an aggregate amount of $250,000 to a stockholder. The notes bear interest at 5% per annum and were due July 31, 2009. In August 2009, the principal amount of $250,000 was assigned to another related party note holder as discussed elsewhere in this note. Related accrued interest on such notes was cancelled upon the assignment and warrants to purchase 227,588 shares of common stock were also cancelled.

Derivative Liabilities - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Liabilities - Related Parties
Note 7 - Derivative Liabilities - Related Parties

In June 2008, the FASB finalized a new sub-section of ASC 815, “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock”. Under this new sub-section, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has determined that embedded conversion options of various notes payable which do not have fixed settlement provisions and accordingly are not indexed to its own stock, are deemed to be derivative liabilities. The embedded conversion options of the various notes issued by the Company do not have fixed settlement provisions as the conversion and exercise prices are not fixed and determinable on the date of issuance. In accordance with ASC Topic 718, “Stock Compensation” (“ASC 718”), the conversion options of the notes were bifurcated from their respective host contracts and recognized as derivative liabilities. The warrants issued in connection with the notes payable were not deemed to be derivative liabilities because they have a fixed settlement provision. The fair values of these derivative liabilities are re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The fair values of the embedded conversion options, which are associated with notes payable issued to related parties, were measured using the binomial lattice options pricing model with the following assumptions:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2011	2010	2011	2010

Note payable (Group 1)
Risk free rate	0.10%	0.16% - 0.19%	0.10% - 0.17%	0.16% - 0.22%
Expected volatility	65%	65%	65% - 70%	65% - 80%
Expected life (in years)	0.13	0.22 - 0.63	0.13 - 0.38	0.22 - 0.48
Expected dividend yield	0%	0%	0%	0%

Note payable (Group 2)
Risk free rate	0.10%	0.19%	0.10% - 0.17%	0.19% - 0.33%
Expected volatility	65%	70%	65% - 70%	65% - 80%
Expected life (in years)	0.13	0.33 - 0.39	0.13 - 0.38	0.33 - 0.89
Expected dividend yield	0%	0%	0%	0%

Note payable (Group 3)
Risk free rate	0.10%	0.19%	0.10% - 0.17%	0.19% - 0.32%
Expected volatility	65%	70%	65% - 70%	65% - 70%
Expected life (in years)	0.13	0.70	0.13 - 0.38	0.70 - 0.95
Expected dividend yield	0%	0%	0%	0%

Note payable (Group 4)
Risk free rate	0.10%	0.19%	0.10% - 0.17%	0.19% - 0.32%
Expected volatility	65%	70%	65% - 70%	65% - 70%
Expected life (in years)	0.13	0.70	0.13 - 0.38	0.70 - 0.95
Expected dividend yield	0%	0%	0%	0%

The risk-free interest rate was based on the rates of treasury securities with the same terms as the terms of the instruments. The Company based expected volatility on the historical volatility for ten comparable publicly traded company’s common stock. The expected life of the notes was based on the maturity of the notes. The expected dividend yield of zero was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes and the related accrued interest converted into an aggregate of 19,533,586 shares of the Company’s common stock. At September 21, 2011 and December 31, 2010, the derivative liability associated with the embedded conversion options of notes issued to related parties was revalued at $1,133,186 and $1,645,852, respectively. On September 21, 2011, the derivative liability balance of $1,133,186 was reclassified to equity. The gain (loss) on change in fair value of derivative liabilities, included in other income in the accompanying statements of operations was $165,063 and $542,283 for the three and nine months ended September 30, 2011, respectively, and $(107,729) and $714,893 for the three and nine months ended September 30, 2010, respectively.

Note 11 – Derivative Liabilities – Related Parties

In June 2008, the FASB finalized a new sub-section of ASC 815, titled “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock.” Under this new sub-section, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has determined that certain embedded conversion options of various bonds and notes payable which do not have fixed settlement provisions and, accordingly are not indexed to its own stock, are deemed to be derivative liabilities.  The embedded conversion options of the various bonds and notes issued by the Company do not have fixed settlement provisions as the conversion and exercise prices of such instruments may be lowered if the Company issues securities at a price less than the conversion price in the future.  The Company was required to include the reset provisions in order to protect the note holders from the potential dilution associated with future financings.  In accordance with this standard, the conversion option of these bonds and notes was separated from their respective host contracts and recognized as embedded derivative liabilities. The warrants issued in connection with the bonds and notes payable were not considered derivative liabilities because they have a fixed settlement provision. The conversion feature of the bonds and notes has been re-characterized as derivative liabilities. The fair values of these liabilities are re-measured at the end of every reporting period with the change in value reported in the statement of operations.

On the date of issuance, the Company measured the fair value of the embedded conversion option of the various series of the bonds using the binomial lattice option pricing model with the following assumptions:

	Risk Free interest rate	Expected volatility	Expected life (in years)	Expected dividend yield	Fair value on date of issuance
Bonds Series A	3.37%	105%	5	0%	$55,800
Bonds Series A-2	3.46%	105%	5	0%	61,937
Bonds Series A-3	3.86%	105%	5	0%	34,979
Bonds Series B	3.71%	100%	5	0%	88,316
Bonds Series B-2	3.85%	95%	5	0%	91,747
Bonds Series B-2s	3.85%	95%	5	0%	50,611
Bonds Series B-3	4.99%	75%	5	0%	77,964
Bonds Series B-3 SM	4.99%	70%	5	0%	19,254

Because there was a scheduled forced conversion of the bonds in June 2009, if the converted value of the bonds was less than the face value of the bonds, it was assumed that the conversion option had no value as of December 31, 2008 and in June 2009. Accordingly the change in fair value of the embedded conversion option of bonds from the date of issuance was recorded as gain on change in fair value of derivative liabilities on December 31, 2008 and reduced the derivative liabilities to zero. The related debt discount of $424,808 was amortized from the date of issuance of the bonds through the date of its conversion.

The fair value of the embedded conversion options of various notes payable were measured using the binomial lattice options pricing model using the following assumptions:

	December 31, 2010	December 31, 2009	Date of Issuance
Notes payable (Group 1)
Risk free rate	.19%	.47%	.71%
Expected volatility	65%	95%	100%
Expected life (in years)	.63	1.18	1.45
Expected dividend yield	0	0	0
Fair value	$850,863	$1,328,784	$1,457,384

Notes payable (Group 2)
Risk free rate	.19%		.30% -.37%
Expected volatility	65%		80% - 90%
Expected life (in years)	.63		1
Expected dividend yield	0		0
Fair value	$300,955		$409,487

Notes payable (Group 3)
Risk free rate	.19%		.33% - .34%
Expected volatility	65%		65%
Expected life (in years)	.63		1
Expected dividend yield	0		0
Fair value	$494,034		$695,014

Total fair value	$1,645,852	$1,328,784	$2,561,885

The risk-free interest rate was based on the rates of treasury securities with the same terms as the expected terms of the instruments.  The Company based expected volatility on the historical volatility for ten comparable publicly traded company’s common stock.  The expected life of the notes was based on the maturity of the notes.  The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

On the date of issuance, the derivative liabilities associated with the embedded conversion options was $2,561,885 in the aggregate. At December 31, 2010 and 2009, the derivative liability associated with the conversion option of the notes was revalued at $1,645,852 (which includes the impact on the valuation of extending the notes and related conversion option to August 15, 2011) and $1,328,784, respectively. The change in fair value for the years ended December 31, 2010 and 2009 of $787,433 and $128,600, respectively, is included as gain on change in fair value of derivative liabilities in the accompanying statements of operations for the years ended December 31, 2010 and 2009.

Fair Value Measures	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measures
Note 8 - Fair Value Measures

The FASB’s accounting standard for fair value measurements establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of September 30, 2011 and December 31, 2010, respectively:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Derivative liabilities:

September 30, 2011	$-	$-	$-	$-

December 31, 2010	$-	$-	$1,645,852	$1,645,852

The derivative liabilities are measured at fair value using the binomial lattice options pricing model and are classified within Level 3 of the valuation hierarchy. There were no changes in the valuation techniques during the three and nine months ended September 30, 2011 (see Note 7, Derivative Liabilities – Related Parties).

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis for the nine months ended September 30, 2011:

September 30,
2011

Fair value, beginning of period	$1,645,852
Derivative liabilities recorded during the period	29,617
Reclassification of derivative liability to equity	(1,133,186)
Net unrealized (gain) loss on derivative financial instruments	(542,283)
Fair value, end of period	$-

Note 12 - Fair Value Measures

The FASB’s accounting standard for fair value measurements establishes a valuation hierarchy for disclosure of the inputs to valuation models used to measure fair value.  This hierarchy prioritizes the inputs into three broad levels as follows.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.  Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.  A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2010 and 2009, respectively:

		Fair Value Measurements
	Total Carrying Value at December 31, 2010	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities:
December 31, 2010	$1,645,852	$-	$-	$1,645,852
December 31, 2009	$1,328,784	$-	$-	$1,328,784

The derivative liabilities are measured at fair value using the binomial lattice options pricing model and are classified within Level 3 of the valuation hierarchy. The significant assumptions and valuation method that were used to determine fair value and the change in fair value of derivative liabilities at the date of issuance and at the years ended December 31, 2009 and 2010 are discussed in Note 11.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Years Ended December 31,
	2010	2009
Fair value, beginning of period	$1,328,784	$-
Derivative liabilities recorded during the period	1,104,501	1,457,384

Net unrealized gain on derivative financial instruments	(787,433)	(128,600)
Fair value, end of period	$1,645,852	$1,328,784

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes
Note 13 – Income Taxes

The Company files tax returns in U.S. Federal, state and local jurisdictions, including California and North Carolina, and is subject to audit by tax authorities beginning in the year ended December 31, 2007.

The income tax provision (benefit) consists of the following:

	Years ended December 31,
	2010	2009
Federal
Current	$-	$-
Deferred	(1,194,485)	(1,041,509)

State
Current	-	-
Deferred	(210,791)	(183,796)
	(1,405,276)	(1,225,305)
Change in valuation allowance	1,405,276	1,225,305
Income tax provision (benefit)	$-	$-

For the periods ended December 31, 2010 and December 31, 2009, the expected tax expense (benefit) based on the statutory rate is reconciled with the actual tax expense (benefit) as follows:

	Years ended December 31,
	2010	2009
US Federal statutory rate	(34.0)%	(34.0)%
State income tax, net of federal benefits	(6.0)%	(6.0)%
Fair value of stock issuance	-	5.5%
Other permanent differences	-	0.2%

Change in valuation allowance	40.0%	34.3%

	0.0%	0.0%

As of December 31, 2010 and December 31, 2009, the Company’s deferred tax assets consisted of the effects of temporary differences to the following:

	Years ended December 31,
	2010	2009
Net operating loss	$4,748,894	$3,704,379
Stock based compensation	213,072	126,432
Fixed assets	3,751	24,764
Intangible assets	49,894	12,551
Debt discount on warrants	534,084	478,884
Mark to market of conversion options	429,397	531,514
Accrued vacation	53,700	44,080

Total deferred tax assets	6,032,792	4,922,604

Valuation allowance	(5,817,754)	(4,412,478)

Deferred tax asset, net of allowance	215,038	510,126
Deferred tax liabilities
Amortization of conversion option	$(215,038)	$(510,126)

Net deferred tax assets (liabilities)	$-	$-

For the years ended December 31, 2010 and December 31, 2009, the Company had approximately $11,872,235 and $9,260,947 of federal and state net operating loss carryovers which begin to expire in 2023.  These net operating loss carryovers are subject to limitation under Section 382 of the Internal Revenue Code when there is a greater than 50% ownership change, as determined under the regulations.  Based on its analysis, there was a change of control in June 2009, and the Company has determined that due to the annual limitation under Section 382, $7,330,420 of net operating losses will expire unused.  Therefore, the Company has reduced the related deferred tax asset for net operating loss carryovers by $2,932,168 in the year ended December 31, 2009.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized.  The ultimate realization of deferred tax assets is dependent upon the future generation of taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and taxing strategies in making this assessment.  Based on this assessment, management has established a full valuation allowance against all of the net deferred tax assets for each period, since it is more likely than not that all of the deferred tax assets will not be realized.  The change in valuation allowance for the years ended December 31, 2010 and December 31, 2009 was $1,405,276 and $1,225,305, respectively.

Effective January 1, 2001, the Company adopted the FASB’s guidance on accounting for uncertainty in income taxes.  In accordance with this guidance, interest costs and related penalties related to unrecognized tax benefits are required to be calculated, if applicable.  No interest and penalties associated with income taxes were recorded during the years ended December 31, 2010 and December 31, 2009.  As of December 31, 2010 and December 31, 2009, no liability for unrecognized tax benefits was required to be reported.  The Company does not expect any significant changes in its unrecognized tax benefits in the next year.

Capital Stock	9 Months Ended
Sep. 30, 2011
Capital Stock
Note 14 - Capital Stock

Preferred Stock:
The Company is authorized to issue 2,000,000 shares of preferred stock with a par value of $0.001 per share.

In May 2007, two stockholders purchased an aggregate of 699,301 shares of 8% convertible preferred stock for $2,000,000 at $2.86 per share.  Each preferred share was convertible into one share of common stock of the Company. In connection with the issuance of the convertible preferred stock, the Company also issued two-year warrants to purchase an aggregate of 139,860 shares of common stock at an exercise price of $0.50 per share. The relative fair value of the warrants issued in connection with the preferred stock was minimal. These warrants expired in May 2009.  On June 13, 2009, the preferred stock was converted into 699,301 shares of common stock of the Company and the accrued dividend thereon of $333,808 ($260,978 accrued prior to 2009 and $72,830 accrued in 2009 as of the date of conversion) was converted into 534,507 shares of common stock of the Company at $0.62 per share. In connection with the conversion of the preferred stock, the Company issued 197,560 shares of common stock to preferred stock holders and recorded an additional dividend of $63,022.

Common Stock:
The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.001 per share.

On June 13, 2009, the Company issued shares for the following:

•	Conversion of $7,398,000 of bonds into 17,478,535 shares of common stock (see Note 10);

•	Conversion of $2,435,000 in notes into 4,754,682 shares of commons stock (see Note 10);

•	Conversion of accrued interest on various loans of $2,075,870 into 1,517,745 shares of common stock (see Note 10);

•	Conversion of accrued fees of $385,000 into 616,477 shares of common stock (see Note 10);

•	Conversion of 699,301 preferred shares into 699,301 shares of common stock (see “Preferred Stock” above); and

•	Conversion of accrued dividend of $333,808 into 534,507 shares of common stock (see “Preferred Stock” above)

During the year ended December 31, 2009, an employee exercised his option to purchase 18,771 shares of common stock for $9,197.

During the year ended December 31, 2010, the Company converted accrued interest of $16,606 into 51,636 shares of common stock.

Stock Warrants	12 Months Ended
Dec. 31, 2010
Stock Warrants
Note 15 – Stock Warrants

On June 13, 2009, upon conversion of a series of 8% convertible bonds into shares of common stock, the Company issued two-year warrants to the bondholders to purchase 5,525,522 shares of its common stock at exercise prices ranging from $0.36 to $0.47 per share for a term of two years. Using the binomial lattice options pricing model, the Company determined that the fair value of these warrants was $701,172. This fair value was immediately recorded as interest expense in the accompanying statements of operations.

In January 2009, the Company issued warrants to purchase 100,000 shares of common stock at an exercise price of $1.00 per share for a term of five years in connection with two $100,000 notes, which were valued using the binomial lattice option pricing model and determined that the relative fair value was $10,874. The fair value was recorded as debt discount and amortized over the life of the note. In addition, during 2009, the Company issued warrants to purchase 1,074,097 shares of common stock at an exercise price of $0.001 per share for a term of five years to the note holder for extending the term of the note for a month. Using the binomial lattice options pricing model, the Company determined the fair value of these warrants was $332,970. The fair value was immediately recorded as interest expense in the accompanying statements of operations.

Further, during 2009, the Company issued warrants to purchase 1,013,334 shares of common stock at an exercise price of $0.319 per share for a term of five years to two note holders in connection with the issuance of notes payable aggregating $1,599,000. Using the binomial lattice options pricing model, the Company determined the relative fair value of the warrants was $90,532. The fair value was recorded as debt discount and amortized over the life of the notes.

During the year ended December 31, 2010, the Company issued warrants to purchase 1,042,249 shares of common stock at an exercise price of $0.319 per share for a term of five years to two note holders in connection with the issuance of notes payable aggregating $1,655,757. Using the binomial lattice options pricing model, the Company determined the relative fair value of the warrants was $119,495. The fair value was recorded as debt discount and amortized over the life of the notes.

As of December 31, 2010 and 2009, warrants outstanding and exercisable totaled 10,620,224 and 8,427,068 with weighted average exercise prices of $0.35 and $0.36, respectively. The weighted average remaining contractual life as of December 31, 2010 was 0.59 years.

The range of assumptions used in the binomial lattice option pricing model to calculate the fair value of the warrants was as follows:

	Years ended December 31,
	2010	2009

Exercise price	$0.001-$1.000	$0.001-$1.000

Estimated life	3.72-4.42 years	4.73 years

Volatility	70%	65%

Risk free rate	1.52-2.01%	2.69%

Dividend rate	0%	0%

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options.  Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

Warrant transactions for the years ended December 31, 2010 and 2009 were as follows:

	Number of Shares	Warrant Price Per Share	Weighted Average Exercise Price Per Share
Balance at January 1, 2009	50,000	$1.00	$1.00
Granted in 2009	8,619,056	$0.001 - $1.00	$0.36
Expired/cancelled in 2009	(261,988)	$.50 - $.54	$0.54
Balance at December 31, 2009	8,407,068	$.001 - $1.00	$0.36
Granted in 2010	2,213,156	$0.32	$0.32
Expired/cancelled in 2010	-	-	-
Balance at December 31, 2010	10,620,224	$0.001 - $1.00	$0.35

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2010 and 2009:

As of December 31, 2010

Exercise Prices	Number Outstanding	Weighted average remaining contractual life (years)	Proceeds Upon Exercise	Intrinsic Value	Expiration Date
$.001 - $1.00	10,620,224	2.38 years	$3,674,996	$402,461	June 2011 – August 2015

As of December 31, 2009

Exercise Prices	Number Outstanding	Weighted average remaining contractual life (years)	Proceeds Upon Exercise	Intrinsic Value	Expiration Date

$.001 - $1.00	8,407,068	2.85 years	$2,968,999	$402,461	June 2011 – August 2014

The intrinsic value is calculated as the difference between the market value of the Company’s common stock at December 31, 2010 and 2009, which was $0.32 per share and the exercise price of the warrants.

Stock Option Plan	12 Months Ended
Dec. 31, 2010
Stock Option Plan
Note 16 - Stock Option Plan

The Company’s Board of Directors adopted a Stock Incentive Plan (the “Plan”) under which the Company may issue options to purchase common stock to employees, directors and consultants.  The Company reserved 6,296,782 shares of common stock for issuance under the Plan.

During the years ended December 31, 2010 and 2009, the Board of Directors granted options to employees and members of the Board of Directors for the purchase of 8,029,912 and 141,395 shares of common stock at exercise prices ranging from $0.19 - $0.49 and $0.32 - $0.49, respectively. The options granted to employees have a term of 4 years, one-fourth of the options vest one year from the date of issuance and the balance vest in equally monthly installments over the next thirty six months. During the years ended December 31, 2010 and 2009, the fair value of these options was estimated at $1,124,188 and $19,795, respectively, using the Black-Scholes pricing model with the following assumptions.

	December 31,
	2010	2009
Risk free interest rate	1.52%	2.20%
Expected volatility	70%	70%
Expected life (in years)	4	4
Expected dividend yield	0%	0%

The risk-free interest rate was based on rates of treasury securities with the same expected term as the options.  Expected volatility is based on implied volatilities from similar companies that operate within the similar industry sector index. The Company calculated the historical volatility for each comparable company to come up with an expected average volatility and then adjusted the expected volatility based on factors such as historical stock transactions, major business transactions, and industry trends. The expected terms of the options are estimated based on factors such as vesting periods, contractual expiration dates and historical exercise behavior. The expected dividend yield was based upon the fact that the Company has not historically paid dividends, and does not expect to pay dividends in the future.

Effective October 1, 2006, the Company adopted the provisions under ASC 718 using the modified prospective method and the Black-Scholes option pricing model to record stock-based compensation expense in the statements of operations. Stock-based compensation expense is recognized over the period of service, which is generally the vesting period.  During the years ended December 31, 2010 and 2009, the Company recorded $216,600 and $252,854, respectively, of stock compensation expense.  These amounts have been included in general and administrative expenses within the statements of operations. As of December 31, 2010, the fair value of the unvested stock options amounted to $1,067,669, which is expected to be recognized over the weighted average remaining contractual life of approximately 3.0 years.

Stock option transactions under the Plan are as follows:

	Number of Shares	Option Price Per Share	Weighted Average Exercise Price Per Share
Balance at January 1, 2009	3,408,058	$0.49	$0.49
Granted in 2009	141,395	0.32 - 0.49	0.43
Forfeited/expired in 2009	0		-
Exercised in 2009	(18,771)	0.49	0.49

Balance at December 31, 2009	3,530,682	0.32 - 0.49	0.47
Granted in 2010	8,029,912	0.19 - 0.49	0.20
Forfeited/expired in 2010	(188,956)	0.49	0.49
Exercised in 2010	-		-

Balance at December 31, 2010	11,371,638	$0.19-$0.49	$0.28

Exercisable at December 31, 2010	3,745,428	$0.19-$0.49	$0.41

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions
Note 10 – Related Party Transactions

During the nine months ended September 30, 2011 and 2010, the Company entered into various related party transactions with respect to financing arrangements with a Company stockholder and his affiliated entities. The outstanding balances of debt and the related accrued interest at September 30, 2011 and at December 31, 2010 and interest expense for the nine months ended September 30, 2011 and 2010 are disclosed in Note 6.

The Company is obligated to pay management fees to a stockholder of $10,000 per month for general business consulting, which represented $30,000 and $90,000 for each of the three and nine months ended September 30, 2011 and 2010, respectively. The balance due as of September 30, 2011 and December 31, 2010 was $250,000 and $160,000, respectively.  The agreement was terminated in September 2011.

The Company is obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances to another related party. During the nine months ended September 30, 2011, the Company issued $3,000 of notes to the holder and accrued another $3,000 fee to satisfy the financing fee obligation. There were no financing fees paid during the three months ended September 30, 2011.

Effective September 30, 2011, the Company’s Board of Directors appointed a new President and Chief Executive Officer (the “New CEO”). Prior to his appointment, the Company paid the New CEO $50,000 and $192,500 during the three and nine months ended September 30, 2011, pursuant to an April 1, 2011 Management Consulting Agreement between Mr. Archbold and the Company. Under the Management Consulting Agreement, Mr. Archbold provided general management and business consulting services and advice to the Company, including but not limited to, services and advice related to (i) general business development; (ii) the reverse merger; (iii) due diligence processes and capital structuring; and (iv) corporate planning and strategies. The Management Consulting Agreement was terminated upon the September 30, 2011 appointment of Mr. Archbold as the Company’s President and Chief Executive Officer.

Note 17 – Related Party Transactions

During the years ended December 31, 2010 and 2009, the Company entered into various related party transactions with respect to financing arrangements with a Company stockholder, its Board of Directors and with their affiliated entities. The outstanding balances of debt and the related accrued interest as of December 31, 2010 and 2009, and interest expense for the years ended December 31, 2010 and 2009, are disclosed in Note 10.

As disclosed in Note 7, the Company has a note receivable of $187,717 as of December 31, 2010 and 2009, from an officer and stockholder of the Company.  This note was forgiven on July 29, 2011.

Commencing in September 2009, the Company was obligated to pay management fees of $10,000 per month to a stockholder.  During the years ended December 31, 2010 and 2009, the Company incurred $120,000 and $40,000 of such fees respectively. The balance due as of December 31, 2010 and 2009 was $160,000 and $40,000, respectively.

The Company is obligated to pay financing fees to a stockholder equal to 10% of the proceeds from note issuances to another related party. No such fees were incurred during either 2010 or 2009. During the six months ended June 30, 2011, the Company issued $3,000 of notes to the stockholder and accrued another $3,000 fee to satisfy the financing fee obligation.

Commitment	12 Months Ended
Dec. 31, 2010
Commitment
Note 18 – Commitment

The Company leases facilities in Las Vegas, Nevada and Raleigh, North Carolina under non-cancelable operating leases, expiring in 2014 and 2011, respectively.  In addition, the Company has a month to month lease in San Francisco, California.  For the years ended December 31, 2010 and 2009, rent expense was $189,915 and $172,704, respectively and was recorded as part of general and administrative expenses within the statements of operations.

Future minimum payments at December 31, 2010 required under the operating leases are as follows:

Years ending December 31:

2011	$195,713
2012	177,323
2013	182,650
2014	188,128

Total	$743,814

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Note 13 – Subsequent Events

First Private Offering

Subsequent to September 30, 2011, the public company had five additional closings of the Offering pursuant whereby an aggregate of 7,763,494 investor units (“Units”) were sold at a price of $0.25 per Unit, resulting in $1,940,874 of aggregate gross proceeds. Each Unit consists of one share of common stock and a warrant to purchase one-half share of the Company’s common stock (the “Investor Warrants”), such that 7,763,494 shares of common stock and Investor Warrants to purchase 3,881,747 shares of the Company’s common stock were issued. In addition, the placement agent (1) was paid cash commissions of $81,750; and (2) was issued five-year Broker Warrants to purchase 327,000 shares of the Company’s common stock.

Consulting Agreement

On October 1, 2011 we entered into a six month consulting agreement (the “Consulting Agreement”) for general business consulting services and advice including, but not limited to, services and advice related to (i) corporate planning and strategies; and (ii) general financial matters. The Company is paying $110,000 and issuing 400,000 warrants under the Consulting Agreement, payable and issuable on or before November 30, 2011. The warrants are exercisable to purchase a like number of shares for a period of 5 years from issuance at an exercise price of $0.25 per share.

Second Private Offering

In December 2011, the public company commenced a second private offering (the “Second Offering”) pursuant to which, during December 2011 and January 2012, the Company had two closings on the sale of an aggregate of approximately 8,269,000 investor units (“Second Units”), at a price of $0.375 per Second Unit, or approximately $3,101,000 of aggregate gross proceeds. Each Second Unit consists of one share of common stock and a warrant to purchase one-quarter share of our common stock (the “Second Investor Warrants”), such that an aggregate of approximately 8,269,000 shares of common stock and Second Investor Warrants to purchase approximately 2,067,000 shares of common stock were issued.

The Second Offering was made on a “best efforts” basis with respect to a maximum of 8,000,000 Second Units ($3,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Second Units is sold, the placement agent and the Company have the option to offer an additional 2,666,667 Second Units ($1,000,000 of aggregate proceeds).

The Second Investor Warrants are exercisable for a period of five years at an exercise price of $1.00 per full share of common stock.  The Second Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $2.00, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 100,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Second Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Second Investor Warrants may be exercised on a cashless basis commencing one year after the date of the final closing of the Second Offering if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.375 (as specified in the warrant agreement).

The placement agent for the Second Offering received a cash commission of 10% or 5% of the funds raised from investors in the Second Offering that were directly attributable or referred to the placement agent, respectively. In addition, the placement agent received five-year warrants to purchase shares of common stock (the “Second Broker Warrants”) equal to 10% or 5% of the Second Units sold to investors in the Second Offering that were directly attributable or referred to the placement agent, respectively. As a result of the foregoing arrangement, the placement agent (1) was paid aggregate cash commissions of approximately $218,000; and (2) was issued Second Broker Warrants to purchase an aggregate of approximately 580,000 shares of common stock.

The Second Broker Warrants are identical to the Second Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0375 per share of common stock.

In connection with the Second Offering, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Second Units sold or to be sold in the Second Offering and the common stock that is issuable upon exercise of the Second Investor Warrants (but not the common stock that is issuable upon exercise of the Second Broker Warrants) within 75 days of the final closing of the Second Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Second Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company following the effectiveness of the original registration statement).

Note 19 - Subsequent Events

Issuance of Convertible Notes Payable Pursuant to the Borrowing Agreement:
During February 2011, the Company borrowed $63,000 pursuant to the Borrowing Agreement.  The funds borrowed under the Borrowing Agreement are convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319. In connection with the issuance of the notes, the Company also granted five-year warrants to purchase 40,000 shares of the Company’s common stock at an exercise price of $0.319 per share.

The conversion price of the notes was not fixed and determinable on the date of issuance and as such in accordance with ASC 815, the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities (see Note 11). The fair values of the conversion options ($29,617) and five-year warrants ($4,750) issued in connection with the notes on the date of issuance aggregated $34,367, and were recorded as debt discount.

Issuance of Common Stock:
On March 31, 2011, $2,500 of accrued interest associated with the non-related party convertible note payable was settled by delivering 7,837 shares of the Company’s common stock to the note holder.

Warrant Term Extension:
On June 15, 2011, 5,525,522 warrants that were scheduled to expire were extended for two years. The value of the modified warrants was deemed to be immaterial after applying the binomial lattice option pricing model using the following assumptions: risk-free rate of 0.81% to 1.40%; expected volatility of 75%; expected term of 0.21 years; and dividend yield of 0%.

Issuance and Conversion of Convertible Bridge Notes:
Through August 2011, the Company issued Convertible Bridge Notes with an aggregate principal amount of $2,275,000 to third parties which mature in October and December 2011. The Convertible Bridge Notes bear interest at 10% per annum. The Convertible Bridge Notes are secured in accordance with the terms of a security agreement, whereby the note holders have a security interest in all of the equipment, inventory and goods owned by the Company.  Upon the closing of the reverse merger (see below), these Convertible Bridge Notes were assigned to the affiliated public company and all amounts due plus accrued interest on these notes was converted into shares of common stock and warrants of the public company at $0.25 per unit. A unit consists of one share of common stock of the public company and a five-year warrant to purchase half of a share of common stock of the public company at a price of $0.625 per share.

Consulting Agreement:
On August 21, 2011, the Company entered into an agreement for public relations and financial communications services for a term that expires on November 21, 2011.  In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of the public company common stock per month, for an aggregate of 210,000 shares.  The Company will value the shares and record the associated consulting expense at each issuance date.

Forgiveness of Indebtedness:
On July 29, 2011, the Company’s board of directors approved that, immediately prior to, and conditioned upon the effectiveness of the reverse merger, a note receivable of $187,717 from an officer and stockholder of the Company (as described in Note 4) was written-off after being forgiven by the Company and a special bonus of approximately $143,000 was awarded to cover taxes associated with income to the stockholder from the forgiveness of the note.

Reverse Merger:
On September 21, 2011, the Company executed a reverse merger agreement with a public company and its wholly owned subsidiary (the “Merger Agreement”).  Pursuant to the Merger Agreement and following the Offering (see below), the stockholders of the Company received an aggregate of 72.7% of the common stock of the public company as a result of exchanging each share of common stock of the Company for (1) 1.27126 shares of common stock of the public company (the “Merger Shares”); and (2) 1.27126 warrants, each to purchase one-half share of common stock of the public company (the “Merger Warrants”).

An indemnification representative for the Company’s stockholders executed an Escrow Agreement, whereby it was agreed that 5% of the Merger Shares due to the Company’s stockholders would be held in escrow for a two year period.  In addition, a Lock-Up Agreement requires that (1) officers, directors, key employees and holders of 10% or more of the Company’s common stock not sell or otherwise transfer their shares for a period of eighteen months; and (2) the Company not register their shares for resale for a period of two years.

The Merger Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock and are identical to the Investor Warrants (see below) in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; (ii) the Company may redeem the Merger Warrants only if they are eligible to be exercised on a cashless basis; and (iii) they are only exercisable on a cashless basis in connection with a redemption of the Merger Warrants and only commencing one year after the date of filing this Current Report on Form 8-K with the SEC regarding the reverse merger.

Conversion, Exercise and Cancellation of Financial Instruments:
On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger: (1) all of the outstanding convertible notes converted into an aggregate of 15,425,196 shares of the Company’s common stock; (2) warrants to purchase 1,271,178 shares of common stock were exercised for total proceeds of $3,045 and all of the remaining warrants were cancelled; and (3) all of the outstanding options to purchase shares of the Company’s common stock were cancelled.

Private Offering:
In July 2011, the public company commenced a private offering (the “Offering”) pursuant to which, on September 21, 2011, the Company had an initial closing on the sale of 12,547,757 investor units (“Units”), at a price of $0.25 per Unit, or $3,136,938 of aggregate gross proceeds. The initial closing on the sale of Units included the conversion of $2,275,000 of principal, plus accrued interest, from the Convertible Bridge Notes previously received by the Company between April 2011 and August 2011.  The Offering for the remaining 7,452,243 Units will continue after the closing of the reverse merger. Each Unit consists of one share of common stock and a warrant to purchase one-half share of its common stock (the “Investor Warrants”), such that 12,547,757 shares of common stock and Investor Warrants to purchase 6,273,880 shares of common stock were issued.

The Offering was made on an “all or nothing” basis with respect to a minimum of 12,000,000 Units ($3,000,000 of aggregate proceeds) and on a “best efforts” basis with respect to a maximum of 20,000,000 Units ($5,000,000 of aggregate proceeds).  In addition, in the event the maximum number of Units is sold, the placement agent and the Company have the option to offer an additional 4,000,000 Units ($1,000,000 of aggregate proceeds).  The closing of the minimum offering of 12,000,000 Units and the closing of the reverse merger were conditioned upon each other.

The Investor Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock.  The Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $1.25, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 50,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Investor Warrants may be exercised on a cashless basis commencing one year after the date of filing of the Current Report on Form 8-K with the SEC regarding the reverse merger if no registration statement registering the shares underlying the Investor Warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the Investor Warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement).

The placement agent for the Offering received a cash commission of 10% of the funds raised from investors in the Offering that were directly attributable to the placement agent. In addition, the placement agent received five-year warrants to purchase shares of common stock equal to 10% of the Units sold to investors in the Offering (the “Broker Warrants”). As a result of the foregoing arrangement, the placement agent (1) was paid cash commissions of $68,750; (2) was reimbursed for $23,400 of out-of-pocket expenses; and (3) was issued five-year Broker Warrants to purchase 275,000 shares of common stock. In addition, the placement agent acted as a finder in connection with the Convertible Bridge Note financing. In such capacity, it earned a fee of $2,500 related to the issuance of a $25,000 Convertible Bridge Note, plus a warrant, which was converted upon the initial closing of the Offering into a warrant to purchase up to 10,000 shares of the public company common stock.

The Broker Warrants are identical to the Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.25 per share of common stock.

On September 21, 2011, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Units sold or to be sold in the Offering and the common stock that is issuable upon exercise of the Investor Warrants (but not the common stock that is issuable upon exercise of the Broker Warrants or Merger Warrants) within 75 days of the final closing of the Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Offering until the failure to meet the above deadlines are cured. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2)  which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company within two years following the effectiveness of the original registration statement).

Equity	9 Months Ended
Sep. 30, 2011
Equity
Conversion of Non-Bridge Notes

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes converted into an aggregate of 19,533,586 shares of the Company’s common stock. The noteholders waived their rights to two-year warrants in favor of the five-year Merger Warrants that they received pursuant to the reverse merger. See Note 1, Organization, Operations and Basis of Presentation – Reverse Merger.

Private Offering

In July 2011, the public company commenced a private offering (the “Offering”) pursuant to which, on September 21, 2011, the Company had an initial closing on the sale of 12,547,757 investor units (“Units”), at a price of $0.25 per Unit, or $3,136,938 of aggregate gross proceeds. The initial closing on the sale of Units included the conversion of $2,275,000 of principal, plus $64,438 of accrued interest, from the Convertible Bridge Notes previously received by the Company between April 2011 and August 2011. The Company raised $513,093 net proceeds as part of the private placement ($797,500 gross proceeds reduced by $284,407 offering costs). The Offering for the remaining 7,452,243 Units will continue after the closing of the reverse merger. Each Unit consists of one share of common stock and a warrant to purchase one-half share of the Company’s common stock (the “Investor Warrants”), such that 12,547,757 shares of common stock and Investor Warrants to purchase 6,273,880 shares of the Company’s common stock were issued.

The Offering was made on an “all or nothing” basis with respect to a minimum of 12,000,000 Units ($3,000,000 of aggregate proceeds) and on a “best efforts” basis with respect to a maximum of 20,000,000 Units ($5,000,000 of aggregate proceeds). In addition, in the event the maximum number of Units is sold, the placement agent and the Company have the option to offer an additional 4,000,000 Units ($1,000,000 of aggregate proceeds). The closing of the minimum offering of 12,000,000 Units and the closing of the reverse merger were conditioned upon each other.

The Investor Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock. The Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $1.25, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 50,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Investor Warrants may be exercised on a cashless basis commencing one year after the date of filing of the Current Report on Form 8-K with the SEC regarding the reverse merger if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement).

The placement agent for the Offering received a cash commission of 10% of the funds raised from investors in the offering that were directly attributable to the placement agent. In addition, the placement agent received five-year warrants to purchase shares of the Company’s common stock equal to 10% of the Units sold to investors in the Offering (the “Broker Warrants”). As a result of the foregoing arrangement, the placement agent (1) was paid cash commissions of $68,750; (2) was reimbursed for $23,400 of out-of-pocket expenses; and (3) was issued five-year Broker Warrants to purchase 275,000 shares of the Company’s common stock. In addition, the placement agent acted as a finder in connection with the Convertible Bridge Note financing. In such capacity, it earned a fee of $2,500 related to the issuance of a $25,000 Convertible Bridge Note, plus a warrant, which was converted upon the initial closing of the Offering into a warrant to purchase up to 10,000 shares of the public company common stock.

The Broker Warrants are identical to the Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.25 per share of common stock.

On September 21, 2011, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Units sold or to be sold in the Offering and the common stock that is issuable upon exercise of the Investor Warrants (but not the common stock that is issuable upon exercise of the Broker Warrants or Merger Warrants) within 75 days of the final closing of the Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company within two years following the effectiveness of the original registration statement).

Conversion of Accrued Interest

During the nine months ended September 30, 2011, the Company converted accrued interest of $2,500 associated with a $100,000 note payable (see Note 5, Notes Payable) into 9,924 shares of common stock.

Stock Warrants

On June 15, 2011, 6,997,205 warrants that were scheduled to expire were extended for two years. The value of the modified warrants was deemed to be immaterial after applying the binomial lattice options pricing model using the following assumptions: risk-free rate of 0.81% to 1.40%; expected volatility of 75%; expected term of 0.21 years; dividend yield of 0%.

During the nine months ended September 30, 2011, the Company issued warrants to purchase 50,654 shares of the Company’s common stock at an exercise price of $0.252 per share for a term of five years to two note holders in connection with the issuance of convertible notes payable aggregating $63,000 in principal amount. Using the binomial lattice options pricing model, the Company determined that the relative fair value of the warrants was $4,750. The fair value was recorded as a debt discount and amortized over the term of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.77%; expected volatility of 70.0%; expected term of 4.2 years; expected dividend yield of 0%.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, warrants to purchase 1,609,747 shares of the Company’s common stock were exercised for total proceeds of $3,045 and all of the remaining warrants to purchase 11,889,751 shares of the Company’s common stock were cancelled.

On September 21, 2011, In connection with the reverse merger and Offering, warrants to purchase an aggregate of 36,558,880 shares of the Company’s common stock were issued, including (a) 30,000,000 Investor Warrants were issued to existing shareholders, (b) 6,273,880 Investor Warrants were issued in connection with the Offering and (c) 285,000 Broker Warrants were issued to the placement agent.

Warrant transactions during the nine months ended September 30, 2011 are as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Balance, December 31, 2010	13,448,844	$0.273
Granted	36,609,534	0.624
Exercised	(1,609,747)	0.002
Cancelled	(11,889,751)	0.310
Balance, September 30, 2011	36,558,880	$0.625	4.98	$-

Exercisable, September 30, 2011	36,558,880	$0.625	4.98	$-

Stock Options

The Company’s board of directors adopted a Stock Incentive Plan (the “Original Plan”) under which the Company may issue options to purchase the Company’s common stock to employees, directors and consultants. The Company had reserved 7,973,884 shares of common stock for issuance under the Original Plan. As of December 31, 2010, the Plan was over-allocated by 6,426,508 shares. Prior to the reverse merger, options to purchase 824,406 shares of the Company’s common stock were forfeited. All of the outstanding options to purchase 13,575,986 shares of the Company’s common stock were cancelled immediately prior to, and conditioned upon the effectiveness of the reverse merger (see Note 1, Organization, Operations, and Basis of Presentation - Reverse Merger).

Effective October 1, 2006, the Company adopted the provisions of ASC 718, using the modified prospective method. The Company utilizes the Black-Scholes option pricing model to value stock options and records stock-based compensation expense in its statements of operations over the period of service, which is generally the vesting period.

During the three and nine months ended September 30, 2011, the stock-based compensation expense recorded by the Company was $92,990 and $255,799, respectively. During the three and nine months ended September 30, 2010, the stock-based compensation recorded by the Company was $86,878 and $129,584, respectively. These amounts have been included in general and administrative expenses in the accompanying statements of operations. As of September 30, 2011, there was no unrecognized stock-based compensation expense.

Stock option transactions under the Plan during the nine months ended September 30, 2011 are as follows:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Balance, December 31, 2010	14,400,392	$0.22
Granted	-	-
Exercised	-	-
Forfeited	(824,406)	0.39
Cancelled	(13,575,986)	0.21
Balance, September 30, 2011	-	$-	-	$-

Exercisable, September 30, 2011	-	$-	-	$-

The board of directors and stockholders owning a majority of the Company’s outstanding shares adopted the 2011 Equity Incentive Plan (the “2011 Plan”) on September 20, 2011. A total of 13,500,000 shares of the Company’s common stock are reserved for issuance under the 2011 Plan. The 2011 Plan authorizes the grant to eligible recipients of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Internal Revenue Code of 1986, as amended, and stock appreciation rights. Under the 2011 Plan, (1) awards may be granted to employees, consultants, officers and directors; (2) the maximum term of any award shall be ten years from the date of grant; (3) the exercise price of any award shall not be less than the fair value on the date of grant; and (4) awards will typically result in the issuance of new common shares. As of September 30, 2011, there have been no awards granted from the 2011 Plan.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies
Note 12 – Commitments and Contingencies

Consulting Agreement

On August 21, 2011, the Company entered into an agreement for public relations and financial communications services for a term that expires on November 21, 2011. In consideration of services to be rendered, the Company agreed to pay $15,000 in cash per month in advance, for an aggregate of $45,000, and, subject to the consummation of the reverse merger, to issue 70,000 shares of the public company common stock per month, for an aggregate of 210,000 shares. The Company values the shares and records the associated consulting expense at each issuance date. For the three and nine months ended September 30, 2011, the Company recorded expense of $47,900, included in general and administrative expenses in the accompanying statements of operations, which includes cash fees of $15,000 and 70,000 shares valued at the September 30, 2011 fair market value of $0.47 per share. The Company recorded no expense in the three and nine months ended September 30, 2010.

Employment Agreements

On each of June 21, 2010, December 7, 2007, and September 18, 2008, the Company entered into offers of employment which provide for annual base salaries of $250,000, $200,000 (increased to $225,000 in 2010) and $140,000 with the Company’s then Chief Executive Officer (“former CEO”), Executive Chairman of the Board of Directors (“Executive Chairman”) and Chief Technology Officer (“CTO”), respectively. In addition, the former CEO and Executive Chairman are eligible to earn a bonus of up to 50% of their base salary based upon their respective achievements as determined by the Company’s board of directors.  The CTO is eligible to earn a bonus of $5,000 per quarter based upon achievement of goals set by his direct supervisor. Each of the former CEO and Executive Chairman are entitled to 12 months base salary in the event they are terminated “without cause” (as defined in their employment agreements) or “resign for good reason” (as defined in their employment agreements).  On September 29, 2011, the former CEO submitted his resignation as Chief Executive Officer, President and director of the Company, effective as of September 30, 2011. The former CEO continues to work for the Company in a senior management position.